Pioneer Bond Fund

Schedule of Investments | March 31, 2019

Ticker Symbols: Class A PIOBX Class C PCYBX Class K PBFKX Class R PBFRX Class Y PICYX

Schedule of Investments | 3/31/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 101.3%
	CONVERTIBLE PREFERRED STOCKS - 0.5% of Net Assets
	Banks - 0.5%
9,690(a)	Bank of America Corp., 7.25%	$12,615,120
9,656(a)	Wells Fargo & Co., 7.5%	12,478,932
	Total Banks	$25,094,052
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $22,381,605)	$25,094,052
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 11.2% of Net Assets
736,145(b)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 2.714% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$702,052
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	601,251
2,002,358	ACC Trust, Series 2018-1, Class A, 3.7%, 12/21/20 (144A)	2,004,434
4,300,000	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	4,309,550
4,641,250	Applebee's Funding LLC/IHOP Funding LLC, Series 2014-1, Class A2, 4.277%, 9/5/44 (144A)	4,660,687
2,100,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class D, 3.56%, 10/10/25 (144A)	2,091,869
1,100,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class D, 3.99%, 12/11/23 (144A)	1,118,533
1,750,000	Avid Automobile Receivables Trust, Series 2018-1, Class B, 3.85%, 7/15/24 (144A)	1,747,694
800,000	Axis Equipment Finance Receivables IV LLC, Series 2018-1A, Class C, 3.74%, 4/22/24 (144A)	806,214
1,249,999	Axis Equipment Finance Receivables IV LLC, Series 2018-1A, Class D, 3.98%, 4/22/24 (144A)	1,259,505
1,675,000	Axis Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	1,715,410
5,784,000	Axis Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	5,911,351
5,312,207(c)	Bayview Koitere Fund Trust, Series 2017-RT4, Class A, 3.5%, 7/28/57 (144A)	5,336,406
1,416,000	BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)	1,426,684
96,611(b)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.976% (1 Month USD LIBOR + 49 bps), 6/25/36	96,622
1,025,251	BXG Receivables Note Trust, Series 2015-A, Class A, 2.88%, 5/2/30 (144A)	1,010,210
6,594,384	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/30 (144A)	6,580,822
1,400,000	CIG Auto Receivables Trust, Series 2017-1A, Class B, 3.81%, 5/15/23 (144A)	1,396,024
8,600,000	CIG Auto Receivables Trust, Series 2019-1A, Class B, 3.59%, 8/15/24 (144A)	8,652,830
6,461,398(c)	Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2, Class A1, 3.25%, 7/25/67 (144A)	6,409,871
1,431,352(b)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 3.136% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	1,402,168
5,288,198	Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46 (144A)	5,361,289
3,000,000	CoreVest American Finance Trust, Series 2017-1, Class C, 3.756%, 10/15/49 (144A)	2,966,891
1,500,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class C, 4.29%, 11/15/24 (144A)	1,505,790
397,179(b)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 4.286% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	409,544
3,750,000	Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22%, 3/15/23	3,759,509
4,000,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	4,058,563
179,778(b)	Drug Royalty II LP 2, Series 2014-1, Class A1, 5.637% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	180,683
4,500,000	Elm Trust, Series 2018-2A, Class A2, 4.605%, 10/20/27 (144A)	4,546,107
1,300,000	Engs Commercial Finance Trust, Series 2016-1A, Class B, 3.45%, 3/22/22 (144A)	1,279,739
1,900,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	1,872,017
2,000,000	Engs Commercial Finance Trust, Series 2018-1A, Class B, 3.8%, 2/22/23 (144A)	2,030,349
1,400,000	Engs Commercial Finance Trust, Series 2018-1A, Class C, 4.05%, 2/22/23 (144A)	1,423,849
1,500,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03%, 1/17/23 (144A)	1,500,772
3,250,000	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	3,249,444
4,000,000	FCI Funding LLC, Series 2019-1A, Class B, 4.03%, 2/18/31 (144A)	3,999,787
10,680,000(c)	Finance of America Structured Securities Trust, Series 2019-1A, Class JR2, 0.0%, 3/25/69	10,782,945
878,113	First Investors Auto Owner Trust, Series 2014-3A, Class C, 2.97%, 11/16/20 (144A)	878,135
300,000	First Investors Auto Owner Trust, Series 2017-2A, Class C, 3.0%, 8/15/23 (144A)	298,986
1,140,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2018-2, Class A, 3.47%, 1/15/30 (144A)	1,159,913
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
3,750,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	$3,748,363
4,200,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	4,144,055
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class D, 4.19%, 11/15/23 (144A)	1,014,891
5,080,000	Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.68%, 8/20/23 (144A)	5,143,759
6,000,000	GLS Auto Receivables Issuer Trust, Series 2019-1A, Class C, 3.87%, 12/16/24 (144A)	6,056,426
415,000	GLS Auto Receivables Trust, Series 2017-1A, Class B, 2.98%, 12/15/21 (144A)	414,486
38,555(d)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	38,577
85,118(b)	GSRPM Mortgage Loan Trust, Series 2006-2, Class A2, 2.786% (1 Month USD LIBOR + 30 bps), 9/25/36 (144A)	85,071
4,870,525	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	5,116,340
2,250,000(b)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.993% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	2,255,621
1,850,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class C, 3.77%, 5/10/32 (144A)	1,863,678
2,800,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class D, 4.17%, 5/10/32 (144A)	2,822,909
2,775,500	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	2,761,401
6,306,663(b)	Home Partners of America Trust, Series 2018-1, Class A, 3.382% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	6,288,597
766,102	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	515,711
209,303	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	138,836
3,650,000(b)	Invitation Homes Trust, Series 2018-SFR1, Class C, 3.732% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	3,640,009
4,730,000(b)	Invitation Homes Trust, Series 2018-SFR2, Class D, 3.934% (1 Month USD LIBOR + 145 bps), 6/17/37 (144A)	4,692,956
6,860,000(b)	Invitation Homes Trust, Series 2018-SFR3, Class D, 4.132% (1 Month USD LIBOR + 165 bps), 7/17/37 (144A)	6,867,732
6,940,000(b)	Invitation Homes Trust, Series 2018-SFR3, Class E, 4.482% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	6,929,091
3,945,757	JG Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	4,033,763
6,500,000	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	6,673,515
357,495	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	364,608
14,500,000	Kabbage Funding LLC, Series 2019-1, Class B, 4.071%, 3/15/24 (144A)	14,554,150
1,894	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A1, 3.01%, 4/15/40	1,894
4,768,928	Marlette Funding Trust, Series 2018-3A, Class A, 3.2%, 9/15/28 (144A)	4,771,339
1,750,000	Marlin Receivables LLC, Series 2018-1A, Class C, 3.7%, 6/20/23 (144A)	1,763,122
13,996,442(c)	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.75%, 5/25/58 (144A)	13,854,287
4,998,729(c)	Mill City Mortgage Loan Trust, Series 2018-2, Class M3, 3.75%, 5/25/58 (144A)	4,697,813
10,798,055(c)	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.5%, 8/25/58 (144A)	10,888,116
24,800,000(c)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	24,698,065
2,645,000(c)	Nationstar HECM Loan Trust, Series 2018-3A, Class M3, 4.353%, 11/25/28 (144A)	2,644,999
2,850,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class BT2, 3.02%, 10/15/49 (144A)	2,837,971
3,457,813(b)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 4.486% (1 Month USD LIBOR + 200 bps), 2/15/43 (144A)	3,454,927
1,950,905(b)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 3.161% (1 Month USD LIBOR + 68 bps), 1/25/36	1,945,552
1,775,000	Ocwen Master Advance Receivables Trust, Series 2016-T2, Class BT2, 3.265%, 8/16/49 (144A)	1,772,852
5,305,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, 7/18/25 (144A)	5,330,095
737,770	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	741,059
3,000,000	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	3,029,240
3,730,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	3,734,432
6,180,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/34 (144A)	6,165,863
3,250,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	3,302,736
5,810,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	5,978,609
2,000,000	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 8/15/22 (144A)	1,998,727
1,773,014	SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 (144A)	1,776,907
2,250,000	SCF Equipment Leasing LLC, Series 2018-1A, Class C, 4.21%, 4/20/27 (144A)	2,322,080
3,087,224	Spirit Master Funding LLC, Series 2014-4A, Class A2, 4.629%, 1/20/45 (144A)	3,157,090
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,470,625	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	$1,475,606
6,111(d)	Structured Asset Securities Corp., Series 2004-19XS, Class A6B, 4.895%, 10/25/34	6,233
3,200,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class C, 3.84%, 11/15/24 (144A)	3,233,822
1,078,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.3%, 11/15/24 (144A)	1,090,735
564,588	TLF National Tax Lien Trust, Series 2017-1A, Class B, 3.84%, 12/15/29 (144A)	561,325
885,000(c)	Towd Point Mortgage Trust, Series 2015-2, Class 1M1, 3.25%, 11/25/60 (144A)	876,811
9,375,000(c)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	9,404,994
10,011,000(c)	Towd Point Mortgage Trust, Series 2016-3, Class M1, 3.5%, 4/25/56 (144A)	9,999,187
9,130,000(c)	Towd Point Mortgage Trust, Series 2016-4, Class M1, 3.25%, 7/25/56 (144A)	8,909,630
22,338,000(c)	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.0%, 6/25/57 (144A)	21,198,867
20,071,000(c)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	19,245,891
7,000,000(c)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	6,675,246
19,865,000(c)	Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.5%, 3/25/58 (144A)	19,545,479
3,250,000(c)	Towd Point Mortgage Trust, Series 2018-3, Class A2, 3.875%, 5/25/58 (144A)	3,193,125
12,190,180(c)	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.0%, 6/25/58 (144A)	12,054,971
15,025,000(c)	Towd Point Mortgage Trust, Series 2018-5, Class A1B, 3.25%, 7/25/58 (144A)	14,553,346
10,583,509(c)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)	10,604,363
10,350,000(c)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A2, 4.25%, 10/25/58 (144A)	10,415,247
9,171,911(c)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.0%, 10/25/58 (144A)	9,100,110
11,074,994(c)	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, 3/25/58 (144A)	11,245,353
13,500,000(c)	Towd Point Mortgage Trust, Series 2019-1, Class A2, 3.75%, 3/25/58 (144A)	13,236,730
17,300,000(c)	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.75%, 12/25/58 (144A)	16,958,766
23,604,164(b)	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 3.486% (1 Month USD LIBOR + 100 bps), 10/25/48 (144A)	23,604,141
8,250,000(c)	Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75%, 11/25/58 (144A)	8,252,045
3,000,000(b)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class A1, 3.334% (1 Month USD LIBOR + 85 bps), 12/15/20 (144A)	3,000,150
8,500,000	Tricon American Homes Trust, Series 2017-SFR2, Class B, 3.275%, 1/17/36 (144A)	8,425,037
37,299	United States Small Business Administration, 6.14%, 1/1/22	38,280
163,888	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	168,763
172,505	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	177,387
249,626	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	263,015
239,258	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	254,837
171,604	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	182,586
147,008	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	158,234
56,155	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	60,091
137,716	United States Small Business Administration, Series 2009-20I, Class 1, 4.2%, 9/1/29	142,951
4,357,689	Upstart Securitization Trust, Series 2018-2, Class A, 3.33%, 12/22/25 (144A)	4,357,951
622,486	Welk Resorts LLC, Series 2015-AA, Class A, 2.79%, 6/16/31 (144A)	616,456
2,162,864	Welk Resorts LLC, Series 2017-AA, Class B, 3.41%, 6/15/33 (144A)	2,132,502
1,465,241	Westgate Resorts LLC, Series 2016-1A, Class B, 4.5%, 12/20/28 (144A)	1,459,347
1,111,214	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/30 (144A)	1,104,705
6,256,630	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	6,276,846
1,000,000	Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59%, 12/15/22 (144A)	995,734
1,970,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.53%, 5/15/23 (144A)	1,983,640
1,900,000	Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.0%, 1/16/24 (144A)	1,922,681
6,530,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class B, 3.32%, 10/16/23 (144A)	6,550,559
3,870,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	3,935,437
2,500,000	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	2,501,563
	TOTAL ASSET BACKED SECURITIES
	(Cost $588,984,009)	$593,687,594
	COLLATERALIZED MORTGAGE OBLIGATIONS - 23.7% of Net Assets
3,190,000	A10 Term Asset Financing LLC, Series 2017-1A, Class B, 3.15%, 3/15/36 (144A)	$3,155,004
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
3,910,269(c)	Agate Bay Mortgage Trust, Series 2015-1, Class A13, 3.5%, 1/25/45 (144A)	$3,876,797
16,795(b)	Alternative Loan Trust, Series 2003-14T1, Class A9, 2.936% (1 Month USD LIBOR + 45 bps), 8/25/18	10,440
2,800,000	American Homes 4 Rent, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	2,909,098
700,000	American Homes 4 Rent, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	738,710
1,300,000	American Homes 4 Rent, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	1,319,233
2,320,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	2,374,778
6,700,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1, 4.065%, 3/25/49 (144A)	6,769,888
5,200,000(b)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class B, 4.984% (1 Month USD LIBOR + 250 bps), 4/15/27 (144A)	5,356,000
869,371	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 5/15/48 (144A)	863,137
5,900,000(b)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 4.433% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	5,897,901
3,500,000(c)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class A, 2.997%, 2/27/48 (144A)	3,463,940
7,460,000	BANK, Series 2017-BNK5, Class AS, 3.624%, 6/15/60	7,540,473
9,000,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	9,137,191
4,536,815(d)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	–
6,455,439(c)	Bayview Opportunity Master Fund IVb Trust, Series 2017-RT2, Class A, 3.5%, 8/28/57 (144A)	6,487,106
2,984,500(c)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.5%, 1/28/55 (144A)	2,993,085
674,855(c)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.142%, 2/11/41	671,797
3,361,992(b)	Bellemeade Re, Ltd., Series 2017-1, Class M1, 4.186% (1 Month USD LIBOR + 170 bps), 10/25/27 (144A)	3,392,271
6,440,000(b)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 4.086% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	6,466,098
5,430,000(b)	Bellemeade Re, Ltd., Series 2018-2A, Class M1B, 3.836% (1 Month USD LIBOR + 135 bps), 8/25/28 (144A)	5,431,593
6,720,000(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 4.336% (1 Month USD LIBOR + 185 bps), 10/25/27 (144A)	6,749,161
5,250,000(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 5.236% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	5,254,162
4,530,000(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 4.234% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	4,530,000
4,060,000(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 5.184% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	4,060,000
7,000,000	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615%, 2/15/51	7,214,177
4,200,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	4,432,300
7,400,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	7,817,204
4,700,000(b)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 4.989% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	4,702,779
4,107,683(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.0%, 10/25/68 (144A)	4,173,981
6,081,092(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.0%, 10/25/68 (144A)	5,594,605
3,250,000	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.357%, 4/10/29 (144A)	3,253,244
3,675,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	3,907,658
4,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	4,096,069
172,675(c)	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 4A2, 4.529%, 12/25/33	176,972
3,400,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	3,601,642
6,000,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	6,252,185
3,100,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	3,115,277
6,052,000(c)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.57%, 9/10/58	6,351,562
4,621,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	3,922,699
7,700,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.149%, 1/10/24 (144A)	8,079,480
989,512(c)	Citigroup Mortgage Loan Trust, Series 2014-J1, Class A1, 3.5%, 6/25/44 (144A)	992,549
10,629,921(c)	Citigroup Mortgage Loan Trust, Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	10,746,843
9,156,645(c)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.0%, 9/25/64 (144A)	9,064,715
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
1,846,793	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	$1,839,762
2,400,000(d)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	2,431,619
2,400,000(d)	Colony American Finance, Ltd., Series 2016-2, Class D, 5.028%, 11/15/48 (144A)	2,457,421
1,310,211(b)	Colony Starwood Homes Trust, Series 2016-2A, Class B, 4.234% (1 Month USD LIBOR + 175 bps), 12/17/33 (144A)	1,310,207
3,781,752(c)	COLT Mortgage Loan Trust, Series 2018-3, Class A1, 3.692%, 10/26/48 (144A)	3,788,903
2,090,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	2,145,750
2,940,633	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	2,926,233
5,000,000(c)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.137%, 8/10/50 (144A)	5,208,371
1,900,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	1,910,240
2,500,000(c)	COMM Mortgage Trust, Series 2014-CR16, Class C, 4.922%, 4/10/47	2,615,725
7,325,000(c)	COMM Mortgage Trust, Series 2014-CR20, Class C, 4.502%, 11/10/47	7,565,973
280,380(b)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.875% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	280,029
6,600,000	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	6,789,067
4,500,000(c)	COMM Mortgage Trust, Series 2014-UBS3, Class C, 4.777%, 6/10/47	4,559,086
4,100,000	COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47	4,192,491
5,200,000	COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)	5,253,825
4,000,000(c)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)	3,987,238
3,104,000(c)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.544%, 8/10/48	3,237,607
6,300,000	COMM Mortgage Trust, Series 2015-CR26, Class A3, 3.359%, 10/10/48	6,400,579
4,500,000(c)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	4,550,786
13,970,000(b)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 4.936% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	13,987,471
5,580,000(b)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 4.786% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	5,616,480
7,120,000(c)	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.537%, 11/15/48	7,253,741
2,090,000	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49	2,078,273
8,279,314(c)	CSMC Trust, Series 2013-6, Class 2A3, 3.5%, 8/25/43 (144A)	8,273,808
4,214,937(c)	CSMC Trust, Series 2013-IVR3, Class A1, 2.5%, 5/25/43 (144A)	4,028,790
3,541,467(c)	CSMC Trust, Series 2013-IVR3, Class B2, 3.455%, 5/25/43 (144A)	3,553,465
2,658,633(c)	CSMC Trust, Series 2013-IVR3, Class B4, 3.455%, 5/25/43 (144A)	2,563,998
2,817,861(c)	CSMC Trust, Series 2013-IVR5, Class B4, 3.647%, 10/25/43 (144A)	2,809,915
7,983,331(c)	CSMC Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/43 (144A)	7,687,564
4,477,889(c)	CSMC Trust, Series 2017-HL2, Class A1, 3.5%, 10/25/47 (144A)	4,459,993
16,290,207(c)	CSMC Trust, Series 2018-J1, Class A11, 3.5%, 2/25/48 (144A)	15,894,144
21,925,228(c)	CSMC Trust, Series 2019-RPL1, Class A1A, 3.65%, 7/25/58 (144A)	21,917,613
1,643,025(c)	Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/47 (144A)	1,635,363
3,774,000(c)	Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976%, 12/25/57 (144A)	3,770,916
5,470,000(b)	Eagle Re, Ltd., Series 2018-1, Class M1, 4.186% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	5,490,071
4,559,933(c)	EverBank Mortgage Loan Trust, Series 2013-2, Class A, 3.0%, 6/25/43 (144A)	4,498,054
2,209,270(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M1, 3.086% (1 Month USD LIBOR + 60 bps), 7/25/30	2,204,224
13,220,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 4.636% (1 Month USD LIBOR + 215 bps), 10/25/30	13,201,918
966,420(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M1, 3.236% (1 Month USD LIBOR + 75 bps), 12/25/30	966,307
7,025,208(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M1, 3.206% (1 Month USD LIBOR + 72 bps), 1/25/31	7,023,447
3,900,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M2, 4.836% (1 Month USD LIBOR + 235 bps), 1/25/31	3,916,193
543,588(c)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.57%, 7/25/43	571,959
19,241(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3780, Class FE, 2.884% (1 Month USD LIBOR + 40 bps), 12/15/20	19,286
13,152,898(b)(e)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 4.066% (1 Month USD LIBOR + 655 bps), 8/15/42	2,774,746
1,374,630	Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.5%, 5/25/47	1,375,992
252,307	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	260,881
944,027	Federal National Mortgage Association REMICS, Series 2013-128, Class DV, 3.0%, 6/25/23	945,147
2,961,855	Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 2.0%, 12/26/68	2,991,473
2,197,000(c)	FirstKey Mortgage Trust, Series 2015-1, Class B4, 3.925%, 3/25/45 (144A)	2,028,106
5,430,168(c)	Flagstar Mortgage Trust, Series 2018-2, Class A14, 3.5%, 4/25/48 (144A)	5,305,126
7,814,029(c)	Flagstar Mortgage Trust, Series 2018-2, Class B1, 4.073%, 4/25/48 (144A)	7,848,888
9,189,291(c)	Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.0%, 5/25/48 (144A)	9,283,926
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
4,666,223(c)	Flagstar Mortgage Trust, Series 2018-3INV, Class B1, 4.517%, 5/25/48 (144A)	$4,931,483
4,832,909(c)	Flagstar Mortgage Trust, Series 2018-3INV, Class B3, 4.517%, 5/25/48 (144A)	4,881,676
6,379,862(c)	Flagstar Mortgage Trust, Series 2018-5, Class A7, 4.0%, 9/25/48 (144A)	6,451,814
8,670,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M1, 3.236% (1 Month USD LIBOR + 75 bps), 10/25/48 (144A)	8,662,885
9,880,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 4.786% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	9,770,265
11,470,000(b)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class M2, 0.0% (1 Month USD LIBOR + 245 bps), 3/25/49 (144A)	11,473,796
4,350,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 14.736% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	4,561,911
8,410,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 4.836% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	8,466,614
2,464,537(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 3.786% (1 Month USD LIBOR + 130 bps), 3/25/29	2,476,463
11,465,925(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 5.936% (1 Month USD LIBOR + 345 bps), 10/25/29	12,390,877
8,940,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 4.986% (1 Month USD LIBOR + 250 bps), 3/25/30	9,155,053
3,630,287(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M1, 3.186% (1 Month USD LIBOR + 70 bps), 9/25/30	3,628,054
3,389,895(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI3, Class M1, 4.167%, 8/25/48 (144A)	3,413,360
890,000(c)	FREMF Mortgage Trust, Series 2010-K9, Class B, 5.208%, 9/25/45 (144A)	912,890
2,060,000(c)	FREMF Mortgage Trust, Series 2012-K710, Class B, 3.933%, 6/25/47 (144A)	2,056,385
902,511(b)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 6.49% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	927,066
2,653,276(b)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 7.49% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	2,695,155
3,700,000(c)	FREMF Mortgage Trust, Series 2015-K51, Class B, 3.953%, 10/25/48 (144A)	3,766,895
2,623,000(c)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.036%, 7/25/27 (144A)	2,669,034
5,977,415(c)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	6,124,062
4,630,000(c)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class CFX, 3.382%, 12/15/34 (144A)	4,604,478
1,069,523	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	1,119,929
565,116	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	565,969
651,915	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	657,025
38,677,046(c)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.795%, 10/16/58	2,790,680
3,679,953	Government National Mortgage Association, Series 2018-20, Class A, 2.5%, 9/16/49	3,627,231
5,030,000(c)	GS Mortgage Securities Trust, Series 2013-GC12, Class C, 4.179%, 6/10/46	5,010,066
6,500,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	6,620,914
4,265,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class A1, 4.0%, 8/25/49 (144A)	4,314,314
2,882,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B1, 4.29%, 8/25/49 (144A)	2,972,063
3,575,476(c)	GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B3, 3.117%, 7/25/44 (144A)	3,550,026
2,424,325	GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/57 (144A)	2,461,049
750,000(b)	Home Partners of America Trust, Series 2017-1, Class B, 3.832% (1 Month USD LIBOR + 135 bps), 7/17/34 (144A)	749,055
2,270,000(b)	Home Re, Ltd., Series 2018-1, Class M1, 4.086% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	2,274,283
8,951,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	9,473,925
81,499(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF, 2.639% (1 Month USD LIBOR + 16 bps), 5/15/47	81,854
815,574	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.171%, 8/15/46	835,514
1,900,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	1,933,821
4,555,234	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A5, 2.84%, 12/15/47	4,558,568
5,925,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.756%, 1/5/31 (144A)	5,997,579
6,700,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	7,045,873
7,041,875(c)	JP Morgan Mortgage Trust, Series 2013-1, Class 2A2, 2.5%, 3/25/43 (144A)	6,912,589
2,508,311(c)	JP Morgan Mortgage Trust, Series 2013-1, Class 2A3, 3.0%, 3/25/43 (144A)	2,499,630
73,631(c)	JP Morgan Mortgage Trust, Series 2016-3, Class AM, 3.376%, 10/25/46 (144A)	73,750
7,159,286(c)	JP Morgan Mortgage Trust, Series 2016-4, Class A13, 3.5%, 10/25/46 (144A)	7,119,559
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
7,994,159(c)	JP Morgan Mortgage Trust, Series 2016-5, Class AM, 2.638%, 12/25/46 (144A)	$7,898,653
10,555,000(c)	JP Morgan Mortgage Trust, Series 2017-1, Class A6, 3.5%, 1/25/47 (144A)	10,450,730
2,446,504(c)	JP Morgan Mortgage Trust, Series 2017-2, Class A4, 3.0%, 5/25/47 (144A)	2,413,447
1,410,321(c)	JP Morgan Mortgage Trust, Series 2017-2, Class B1, 3.741%, 5/25/47 (144A)	1,407,273
4,833,197(c)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A13, 3.5%, 8/25/47 (144A)	4,807,229
3,588,059(c)	JP Morgan Mortgage Trust, Series 2017-4, Class A3, 3.5%, 11/25/48 (144A)	3,567,719
14,988,393(c)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	14,989,967
4,524,052(c)	JP Morgan Mortgage Trust, Series 2017-5, Class A1A, 3.0%, 10/26/48 (144A)	4,507,201
1,675,652(c)	JP Morgan Mortgage Trust, Series 2017-5, Class A2, 3.175%, 10/26/48 (144A)	1,662,111
4,414,875(c)	JP Morgan Mortgage Trust, Series 2017-5, Class B1, 3.175%, 10/26/48 (144A)	4,345,754
10,037,679(c)	JP Morgan Mortgage Trust, Series 2017-6, Class B1, 3.845%, 12/25/48 (144A)	10,137,779
2,928,423(c)	JP Morgan Mortgage Trust, Series 2018-1, Class B1, 3.768%, 6/25/48 (144A)	2,920,631
3,818,391(c)	JP Morgan Mortgage Trust, Series 2018-3, Class B1, 3.781%, 9/25/48 (144A)	3,812,040
13,815,000(c)	JP Morgan Mortgage Trust, Series 2018-4, Class A17, 3.5%, 10/25/48 (144A)	13,738,540
4,836,804(c)	JP Morgan Mortgage Trust, Series 2018-4, Class B2, 3.795%, 10/25/48 (144A)	4,608,468
3,601,251(c)	JP Morgan Mortgage Trust, Series 2018-9, Class A5, 4.0%, 2/25/49 (144A)	3,651,049
14,772,690(c)	JP Morgan Mortgage Trust, Series 2019-1, Class A4, 4.0%, 5/25/49 (144A)	14,976,228
10,000,000(c)	JP Morgan Mortgage Trust, Series 2019-2, Class A6, 4.0%, 8/25/49 (144A)	10,144,547
8,786,614(c)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A3, 4.0%, 6/25/49 (144A)	8,883,408
9,455,595(c)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.0%, 6/25/49 (144A)	9,412,960
3,862,525(c)	JP Morgan Trust, Series 2015-3, Class A6, 3.0%, 5/25/45 (144A)	3,858,383
4,216,089(c)	JP Morgan Trust, Series 2015-3, Class B3, 3.676%, 5/25/45 (144A)	4,135,007
7,850,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A4, 3.329%, 11/15/48	7,966,032
3,450,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	3,532,990
6,650,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141%, 12/15/49	6,656,223
2,000,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.093%, 12/15/49 (144A)	1,715,455
7,640,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	8,190,153
45,714,000(c)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.113%, 6/15/51	527,279
1,829,377	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,822,517
893,596(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.5% (Panamanian Mortgage Reference Rate + 300 bps), 9/8/39 (144A)	874,607
2,775,867(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.258% (Panamanian Mortgage Reference Rate + 224 bps), 11/24/42 (144A)	2,742,234
3,690,000(c)	LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.128%, 4/20/48 (144A)	3,652,128
7,556,365(c)	Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class A1, 3.5%, 5/25/48 (144A)	7,538,889
6,599,217(c)	Mill City Mortgage Loan Trust, Series 2017-3, Class M2, 3.25%, 1/25/61 (144A)	6,366,452
4,998,726	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.858%, 11/15/45	5,003,364
6,900,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	7,426,476
395,786(b)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC3, Class A1, 2.924% (1 Month USD LIBOR + 44 bps), 12/15/30	383,488
5,259,008(b)	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 3.236% (1 Month USD LIBOR + 75 bps), 1/25/48 (144A)	5,221,673
3,877,071(c)	New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75%, 12/25/57 (144A)	4,019,483
118,256(c)	New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.5%, 12/25/57 (144A)	118,858
5,616,030(c)	NRP Mortgage Trust, Series 2013-1, Class B1, 3.315%, 7/25/43 (144A)	5,604,203
4,319,630(c)	NRP Mortgage Trust, Series 2013-1, Class B2, 3.315%, 7/25/43 (144A)	4,287,604
2,457,000(b)	Oaktown Re II, Ltd., Series 2018-1A, Class M2, 5.336% (1 Month USD LIBOR + 285 bps), 7/25/28 (144A)	2,472,349
2,816,181(c)	OBX Trust, Series 2018-EXP1, Class 1A6, 4.5%, 4/25/48 (144A)	2,859,301
10,200,000(c)	OBX Trust, Series 2019-INV1, Class A10, 4.0%, 11/25/48 (144A)	10,327,715
329,439(b)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 3.443% (1 Month USD LIBOR + 95 bps), 3/12/47 (144A)	329,316
12,173,619(c)	PMT Loan Trust, Series 2013-J1, Class A1, 3.5%, 9/25/43 (144A)	12,176,936
8,794,818(c)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	8,833,601
4,800,000	Progress Residential Trust, Series 2017-SFR1, Class B, 3.017%, 8/17/34 (144A)	4,729,598
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
700,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	$691,087
5,135,000	Progress Residential Trust, Series 2017-SFR2, Class B, 3.196%, 12/17/34 (144A)	5,091,720
5,430,000(b)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.886% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	5,419,657
11,160,000(b)	Radnor Re, Ltd., Series 2019-1, Class M1B, 4.436% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	11,200,994
3,437,000(b)	Radnor Re, Ltd., Series 2019-1, Class M2, 5.686% (1 Month USD LIBOR + 320 bps), 2/25/29 (144A)	3,463,077
2,924	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	2,852
394,458(b)	RESIMAC Premier, Series 2017-1A, Class A1A, 3.442% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	393,450
2,565,497(c)	Sequoia Mortgage Trust, Series 2012-6, Class A2, 1.808%, 12/25/42	2,475,608
2,755,294(c)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.733%, 12/25/42	2,755,230
3,622,676(c)	Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874%, 2/25/43	3,316,833
7,068,957(c)	Sequoia Mortgage Trust, Series 2013-4, Class A1, 2.325%, 4/25/43	6,718,301
7,337,352(c)	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.5%, 5/25/43 (144A)	6,988,516
15,068,445(c)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	14,807,580
7,390,787(c)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	7,132,917
11,175,805(c)	Sequoia Mortgage Trust, Series 2013-6, Class A2, 3.0%, 5/25/43	11,014,958
8,291,825(c)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	7,808,757
10,222,530(c)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	10,050,531
10,270,122(c)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	10,136,174
7,842,101	Sequoia Mortgage Trust, Series 2013-9, Class A1, 3.5%, 7/25/43 (144A)	7,864,184
23,557,433(c)	Sequoia Mortgage Trust, Series 2013-10, Class A1, 3.5%, 8/25/43 (144A)	23,504,982
6,254,610(c)	Sequoia Mortgage Trust, Series 2013-10, Class B1, 3.564%, 8/25/43 (144A)	6,210,832
3,644,507(c)	Sequoia Mortgage Trust, Series 2015-1, Class A2, 3.0%, 1/25/45 (144A)	3,593,866
7,751,723(c)	Sequoia Mortgage Trust, Series 2017-7, Class A1, 3.5%, 10/25/47 (144A)	7,727,196
2,332,520(c)	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.0%, 12/25/47 (144A)	2,367,032
505,096(c)	Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.5%, 3/25/48 (144A)	506,274
11,295,352(c)	Sequoia Mortgage Trust, Series 2018-6, Class A22, 4.0%, 7/25/48 (144A)	11,352,715
9,028,729(c)	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.0%, 11/25/48 (144A)	9,163,731
4,384,630(c)	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.0%, 2/25/48 (144A)	4,457,517
4,883,576(c)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	5,017,041
3,851,228(c)	Sequoia Mortgage Trust, Series 2018-CH4, Class A10, 4.5%, 10/25/48 (144A)	3,942,939
6,052,843(c)	Shellpoint Co-Originator Trust, Series 2017-1, Class A1, 3.5%, 4/25/47 (144A)	6,041,137
4,880,000(b)	STACR Trust, Series 2018-DNA3, Class M1, 3.236% (1 Month USD LIBOR + 75 bps), 9/25/48 (144A)	4,874,971
10,870,000(b)	STACR Trust, Series 2018-DNA3, Class M2, 4.586% (1 Month USD LIBOR + 210 bps), 9/25/48 (144A)	10,723,664
11,220,000(b)	STACR Trust, Series 2018-HRP2, Class B1, 6.686% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	11,492,484
6,450,000(b)	STACR Trust, Series 2018-HRP2, Class M3, 4.886% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	6,632,749
2,950,000(b)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 3.654% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	2,942,554
104,753(c)	TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A1, 3.5%, 7/25/48 (144A)	104,309
5,337,925	Toro Mortgage Funding Trust, Series 2017-RJ1, 4.0%, 4/25/74	5,272,869
7,540,000(c)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	7,666,232
5,000,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75%, 10/25/56 (144A)	5,007,389
12,015,000(c)	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25%, 4/25/57 (144A)	11,852,026
10,055,000(c)	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.0%, 7/25/57 (144A)	9,709,681
6,249,938(c)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	6,187,926
211,811	Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25%, 1/15/32	217,494
369,392	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25%, 2/15/35	375,213
4,500,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB, 3.477%, 8/15/50	4,577,503
3,810,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	3,912,184
8,200,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	8,275,926
10,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49	9,679,326
9,105(b)	Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 2M1, 5.336% (1 Month USD LIBOR + 285 bps), 11/25/25 (144A)	9,105
8,869,053(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.0%, 11/25/48 (144A)	8,966,754
4,200,000(c)	WFRBS Commercial Mortgage Trust, Series 2013-C12, Class D, 4.418%, 3/15/48 (144A)	3,945,412
6,200,000	WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A4, 4.136%, 9/15/46	6,493,482
2,878,082(c)	WinWater Mortgage Loan Trust, Series 2014-2, Class B4, 4.098%, 9/20/44 (144A)	2,871,396
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
3,515,070(c)	WinWater Mortgage Loan Trust, Series 2016-1, Class 1A5, 3.5%, 1/20/46 (144A)	$3,503,105
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,249,864,935)	$1,252,116,966
	CORPORATE BONDS - 29.2% of Net Assets
	Aerospace & Defense - 0.4%
2,499,000	Leonardo US Holdings, Inc., 6.25%, 1/15/40 (144A)	$2,299,080
13,470,000	Rockwell Collins, Inc., 3.2%, 3/15/24	13,412,388
7,910,000	United Technologies Corp., 4.125%, 11/16/28	8,217,827
	Total Aerospace & Defense	$23,929,295
	Agriculture - 0.9%
18,090,000	Altria Group, Inc., 5.375%, 1/31/44	$18,051,085
4,054,000	Altria Group, Inc., 5.95%, 2/14/49	4,350,164
12,540,000	Philip Morris International, Inc., 3.25%, 11/10/24	12,686,694
14,708,000	Reynolds American, Inc., 4.45%, 6/12/25	15,118,817
	Total Agriculture	$50,206,760
	Airlines - 0.1%
6,743,822	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$6,552,438
	Total Airlines	$6,552,438
	Auto Manufacturers - 0.9%
6,885,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	$6,983,256
2,300,000	General Motors Financial Co., Inc., 3.7%, 11/24/20	2,318,797
10,710,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	10,492,198
12,300,000	Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)	12,157,145
3,590,000	Nissan Motor Acceptance Corp., 2.15%, 7/13/20 (144A)	3,541,993
7,495,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	7,457,000
7,040,000	Volkswagen Group of America Finance LLC, 4.0%, 11/12/21 (144A)	7,182,029
	Total Auto Manufacturers	$50,132,418
	Banks - 4.9%
1,150,000	Bank of America Corp., 4.2%, 8/26/24	$1,190,218
10,345,000(b)	Bank of New York Mellon Corp., 3.801% (3 Month USD LIBOR + 105 bps), 10/30/23	10,466,857
6,525,000(a)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	6,536,092
5,205,000(a)(c)	Barclays Plc, 8.0% (5 Year CMT Index + 567 bps)	5,322,112
6,201,000(a)(c)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	6,193,249
9,025,000(a)(c)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	9,464,969
6,900,000	BPCE SA, 2.25%, 1/27/20	6,868,833
3,860,000	BPCE SA, 4.875%, 4/1/26 (144A)	3,970,508
21,955,000(b)	Canadian Imperial Bank of Commerce, 3.053% (3 Month USD LIBOR + 32 bps), 2/2/21	21,970,052
3,435,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	3,532,725
7,175,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	7,306,514
11,725,000(a)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	12,032,781
7,300,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	7,436,510
10,857,000	Danske Bank AS, 5.375%, 1/12/24 (144A)	11,291,933
4,700,000(a)(c)	Danske Bank AS, 6.125% (7 Year USD Swap Rate + 390 bps)	4,382,750
8,840,000(c)	DBS Group Holdings, Ltd., 4.52% (5 Year USD 1100 Run ICE Swap Rate + 159 bps), 12/11/28 (144A)	9,167,451
7,891,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	7,789,622
6,335,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	6,474,367
1,305,000	HSBC Bank Plc, 7.65%, 5/1/25	1,542,710
2,400,000(b)	HSBC Holdings Plc, 3.683% (3 Month USD LIBOR + 100 bps), 5/18/24	2,380,334
11,106,000(a)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	10,988,276
5,550,000(a)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	5,244,750
7,378,000	KeyCorp, 5.1%, 3/24/21	7,697,960
8,675,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	8,775,941
3,400,000(a)(c)	Lloyds Banking Group Plc, 7.5% (5 Year USD Swap Rate + 450 bps)	3,449,980
5,450,000	Morgan Stanley, 4.1%, 5/22/23	5,611,868
4,500,000	Nordea Bank Abp, 4.25%, 9/21/22 (144A)	4,606,627
8,524,000	Nordea Bank Abp, 4.875%, 5/13/21 (144A)	8,745,364
10,505,000(a)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	11,187,825
10,754,000(a)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	11,090,063
746,000(a)(c)	Societe Generale SA, 8.0% (5 Year USD 1100 Run ICE Swap Rate + 587 bps) (144A)	792,625
12,575,000	SunTrust Bank, 2.45%, 8/1/22	12,410,803
2,250,000(c)	Turkiye Garanti Bankasi AS, 6.125% (5 Year USD Swap Rate + 422 bps), 5/24/27 (144A)	1,893,254
4,900,000	UBS AG, 7.625%, 8/17/22	5,395,782
11,650,000(a)(c)	UBS Group Funding Switzerland AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	11,825,100
4,497,000(a)(c)	UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)	4,668,516
	Total Banks	$259,705,321
	Beverages - 0.5%
17,710,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$19,437,577
7,630,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	7,312,983
	Total Beverages	$26,750,560
	Biotechnology - 0.6%
3,990,000	Baxalta, Inc., 3.6%, 6/23/22	$4,010,549
3,550,000	Biogen, Inc., 3.625%, 9/15/22	3,605,770
11,735,000	Biogen, Inc., 5.2%, 9/15/45	12,391,720
Principal Amount USD ($)		Value
	Biotechnology - (continued)
9,846,000	Celgene Corp., 4.55%, 2/20/48	$9,990,041
	Total Biotechnology	$29,998,080
	Building Materials - 0.8%
5,197,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$5,080,068
11,000,000	CRH America, Inc., 3.875%, 5/18/25 (144A)	11,031,299
7,680,000	Fortune Brands Home & Security, Inc., 3.0%, 6/15/20	7,688,347
3,250,000	Fortune Brands Home & Security, Inc., 4.0%, 9/21/23	3,339,640
5,675,000	Owens Corning, 3.4%, 8/15/26	5,348,526
2,926,000	Owens Corning, 4.3%, 7/15/47	2,367,483
2,100,000	Owens Corning, 4.4%, 1/30/48	1,727,712
4,385,000	Standard Industries, Inc., 5.5%, 2/15/23 (144A)	4,461,738
	Total Building Materials	$41,044,813
	Chemicals - 0.4%
2,277,000	CF Industries, Inc., 4.95%, 6/1/43	$1,952,528
8,318,000	CF Industries, Inc., 5.375%, 3/15/44	7,496,597
6,365,000	Chemours Co., 7.0%, 5/15/25	6,699,163
5,135,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	5,045,137
	Total Chemicals	$21,193,425
	Commercial Services - 0.4%
3,950,000	ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)	$3,841,782
1,300,000	ERAC USA Finance LLC, 3.8%, 11/1/25 (144A)	1,313,481
4,600,000	ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)	4,523,326
2,400,000	Moody's Corp., 3.25%, 6/7/21	2,419,756
2,600,000	President & Fellows of Harvard College, 2.3%, 10/1/23	2,570,810
5,942,000	Verisk Analytics, Inc., 5.5%, 6/15/45	6,620,145
	Total Commercial Services	$21,289,300
	Diversified Financial Services - 1.0%
800,000(b)	AIG Global Funding, 3.08% (3 Month USD LIBOR + 48 bps), 7/2/20 (144A)	$801,641
2,980,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	3,052,559
1,465,000	Capital One Bank USA NA, 8.8%, 7/15/19	1,489,610
4,885,000	Capital One Financial Corp., 3.3%, 10/30/24	4,836,627
9,675,000	Capital One Financial Corp., 3.75%, 4/24/24	9,823,509
5,200,000	Capital One Financial Corp., 4.25%, 4/30/25	5,397,296
4,031,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	3,981,055
2,350,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	2,323,370
6,200,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	6,224,508
11,625,000	USAA Capital Corp., 2.45%, 8/1/20 (144A)	11,610,941
4,550,000	Visa, Inc., 2.2%, 12/14/20	4,529,980
	Total Diversified Financial Services	$54,071,096
	Electric - 2.3%
2,159,000(c)	AES Gener SA, 7.125% (5 Year USD Swap Rate + 464 bps), 3/26/79 (144A)	$2,207,577
2,850,000	Calpine Corp., 5.25%, 6/1/26 (144A)	2,835,750
8,385,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	8,915,292
6,728,000	Dominion Energy, Inc., 2.579%, 7/1/20	6,690,834
2,700,000	Dominion Energy, Inc., 2.75%, 1/15/22	2,676,959
925,000	Edison International, 2.4%, 9/15/22	854,690
2,150,000(a)(c)	Electricite de France SA, 5.25% (10 Year USD Swap Rate + 371 bps) (144A)	2,163,438
2,320,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	2,543,184
6,365,000	Exelon Corp., 2.85%, 6/15/20	6,358,073
4,655,000	Iberdrola International BV, 6.75%, 7/15/36	5,809,867
2,725,000	Indiana Michigan Power Co., 4.55%, 3/15/46	2,912,232
4,000,000	Israel Electric Corp., Ltd., 4.25%, 8/14/28 (144A)	4,020,160
5,450,000	Israel Electric Corp., Ltd., 5.0%, 11/12/24 (144A)	5,749,750
610,000	Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)	641,055
517,782	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	525,018
6,536,000	NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19	6,536,000
10,270,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	10,313,045
2,327,000	NRG Energy, Inc., 5.75%, 1/15/28	2,466,620
195,567	OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)	194,433
11,910,000	PPL Capital Funding, Inc, 3.1%, 5/15/26	11,483,880
1,435,714	San Diego Gas & Electric Co., 1.914%, 2/1/22	1,400,267
9,720,000	Sempra Energy, 3.4%, 2/1/28	9,374,977
2,839,286	Southern California Edison Co., 1.845%, 2/1/22	2,738,060
8,605,000	Southern California Edison Co., 4.875%, 3/1/49	9,115,715
11,475,000	Southwestern Electric Power Co., 3.9%, 4/1/45	10,839,112
	Total Electric	$119,365,988
	Electronics - 0.5%
8,412,000	Amphenol Corp., 3.125%, 9/15/21	$8,483,482
3,065,000	Amphenol Corp., 3.2%, 4/1/24	3,063,124
7,391,000	Amphenol Corp., 4.35%, 6/1/29	7,813,231
5,780,000	Flex, Ltd., 4.75%, 6/15/25	5,950,160
	Total Electronics	$25,309,997
	Energy-Alternate Sources - 0.0%†
416,249	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$443,030
	Total Energy-Alternate Sources	$443,030
Principal Amount USD ($)		Value
	Environmental Control - 0.1%
2,678,000	Republic Services, Inc., 2.9%, 7/1/26	$2,620,811
	Total Environmental Control	$2,620,811
	Food - 0.7%
9,327,000	Conagra Brands, Inc., 3.8%, 10/22/21	$9,501,772
3,083,000	Conagra Brands, Inc., 4.3%, 5/1/24	3,199,141
4,119,000	Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)	4,014,846
2,500,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	2,403,580
7,555,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	7,502,038
3,430,000(b)	Tyson Foods, Inc., 3.091% (3 Month USD LIBOR + 45 bps), 8/21/20	3,424,703
3,075,000(b)	Tyson Foods, Inc., 3.165% (3 Month USD LIBOR + 55 bps), 6/2/20	3,072,504
	Total Food	$33,118,584
	Forest Products & Paper - 0.1%
1,275,000	International Paper Co., 4.8%, 6/15/44	$1,256,531
2,575,000	International Paper Co., 6.0%, 11/15/41	2,873,230
	Total Forest Products & Paper	$4,129,761
	Gas - 0.0%†
3,060,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$2,989,688
1,931,530	Nakilat, Inc., 6.267%, 12/31/33 (144A)	2,151,338
	Total Gas	$5,141,026
	Healthcare-Products - 0.6%
4,155,000	Abbott Laboratories, 3.75%, 11/30/26	$4,319,216
3,522,000(b)	Becton Dickinson & Co., 3.476% (3 Month USD LIBOR + 88 bps), 12/29/20	3,522,323
10,340,000	Boston Scientific Corp., 4.0%, 3/1/28	10,629,737
11,200,000	Thermo Fisher Scientific, Inc., 3.0%, 4/15/23	11,202,117
	Total Healthcare-Products	$29,673,393
	Healthcare-Services - 0.4%
6,585,000	Anthem, Inc., 3.35%, 12/1/24	$6,630,795
4,506,000	Anthem, Inc., 3.65%, 12/1/27	4,501,435
1,140,000	Anthem, Inc., 4.101%, 3/1/28	1,173,042
1,661,000	HCA, Inc., 5.625%, 9/1/28	1,756,508
1,101,000	HCA, Inc., 5.875%, 2/1/29	1,186,272
3,630,000	Humana, Inc., 3.95%, 3/15/27	3,667,702
2,400,000	NYU Hospitals Center, 4.428%, 7/1/42	2,526,697
	Total Healthcare-Services	$21,442,451
	Home Builders - 0.1%
5,215,000	Meritage Homes Corp., 6.0%, 6/1/25	$5,475,750
	Total Home Builders	$5,475,750
	Household Products & Wares - 0.2%
8,203,000	Church & Dwight Co., Inc., 2.45%, 8/1/22	$8,074,467
	Total Household Products & Wares	$8,074,467
	Insurance - 1.9%
7,000,000	Aflac, Inc., 3.625%, 11/15/24	$7,255,919
2,335,000	AXA SA, 8.6%, 12/15/30	3,058,850
9,100,000	CNA Financial Corp., 4.5%, 3/1/26	9,480,264
1,850,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	1,919,936
9,610,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	8,315,341
5,045,000	Great-West Lifeco Finance 2018 LP, 4.581%, 5/17/48 (144A)	5,388,866
15,248,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	20,525,463
13,250,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	13,105,713
6,200,000	MassMutual Global Funding II, 2.95%, 1/11/25 (144A)	6,175,707
2,425,000	Principal Life Global Funding II, 1.5%, 4/18/19 (144A)	2,423,747
10,395,000	Protective Life Corp., 4.3%, 9/30/28 (144A)	10,643,458
4,250,000	Protective Life Corp., 7.375%, 10/15/19	4,349,192
1,090,000	Prudential Financial, Inc., 4.5%, 11/16/21	1,137,391
690,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	948,404
9,065,000	Torchmark Corp., 4.55%, 9/15/28	9,570,162
	Total Insurance	$104,298,413
	Internet - 0.7%
9,595,000	Alibaba Group Holding, Ltd., 3.4%, 12/6/27	$9,408,547
7,170,000	Booking Holdings, Inc., 3.55%, 3/15/28	7,136,489
1,925,000	Booking Holdings, Inc., 3.6%, 6/1/26	1,956,219
7,875,000	Booking Holdings, Inc., 3.65%, 3/15/25	8,028,098
4,125,000	Expedia Group, Inc., 3.8%, 2/15/28	3,980,465
5,900,000	Expedia Group, Inc., 4.5%, 8/15/24	6,124,368
950,000	Expedia Group, Inc., 5.0%, 2/15/26	1,005,761
	Total Internet	$37,639,947
	Iron & Steel - 0.0%†
3,550,000	Commercial Metals Co., 4.875%, 5/15/23	$3,558,875
1,525,000	Commercial Metals Co., 5.75%, 4/15/26	1,521,188
	Total Iron & Steel	$5,080,063
	Media - 0.4%
7,745,000	Comcast Corp., 4.15%, 10/15/28	$8,151,906
6,455,000	Comcast Corp., 4.25%, 10/15/30	6,857,672
3,450,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	3,600,937
	Total Media	$18,610,515
Principal Amount USD ($)		Value
	Mining - 0.3%
1,325,000	Anglo American Capital Plc, 4.0%, 9/11/27 (144A)	$1,288,007
2,750,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	2,802,374
6,600,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	6,860,131
3,605,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	3,154,411
	Total Mining	$14,104,923
	Miscellaneous Manufacturers - 0.1%
684,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$685,710
3,485,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	3,432,725
1,392,000	General Electric Co., 5.3%, 2/11/21	1,440,689
	Total Miscellaneous Manufacturers	$5,559,124
	Multi-National - 0.1%
2,230,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	$2,221,080
4,450,000	Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)	4,576,825
	Total Multi-National	$6,797,905
	Oil & Gas - 1.2%
6,360,000	BP Capital Markets Plc, 3.062%, 3/17/22	$6,427,972
5,275,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	5,512,053
5,138,000	Continental Resources, Inc., 4.375%, 1/15/28	5,275,177
14,000,000	EQT Corp., 3.9%, 10/1/27	13,094,487
215,000	Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	218,713
1,770,000	Newfield Exploration Co., 5.375%, 1/1/26	1,907,375
1,400,000	Newfield Exploration Co., 5.625%, 7/1/24	1,529,080
4,750,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	4,982,774
10,050,000	Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)	10,002,043
8,468,000	Valero Energy Corp., 6.625%, 6/15/37	10,375,071
	Total Oil & Gas	$59,324,745
	Oil & Gas Services - 0.1%
2,250,000	Halliburton Co., 7.6%, 8/15/96 (144A)	$2,990,402
	Total Oil & Gas Services	$2,990,402
	Pharmaceuticals - 1.5%
12,975,000	AbbVie, Inc., 4.875%, 11/14/48	$12,761,404
4,900,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	4,952,519
12,950,000	Cardinal Health, Inc., 3.079%, 6/15/24	12,640,295
6,225,000	Cigna Corp., 4.375%, 10/15/28 (144A)	6,457,007
474,512	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	494,963
2,541,647	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	2,760,968
1,757,103	CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	1,951,056
3,218,624	CVS Pass-Through Trust, 6.036%, 12/10/28	3,510,654
4,678,907	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	5,776,715
1,391,000	Perrigo Finance Unlimited Co., 3.5%, 3/15/21	1,377,305
4,570,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	4,432,323
11,181,000	Perrigo Finance Unlimited Co., 4.375%, 3/15/26	10,895,229
3,084,000	Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/26	2,982,249
7,150,000	Takeda Pharmaceutical Co., Ltd., 4.0%, 11/26/21 (144A)	7,331,853
	Total Pharmaceuticals	$78,324,540
	Pipelines - 4.0%
9,940,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/1/27	$9,987,920
5,595,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	5,720,887
750,000	DCP Midstream Operating LP, 5.35%, 3/15/20 (144A)	763,252
3,450,000	DCP Midstream Operating LP, 5.375%, 7/15/25	3,596,625
4,025,000	DCP Midstream Operating LP, 5.6%, 4/1/44	3,823,750
3,629,000	Enable Midstream Partners LP, 4.4%, 3/15/27	3,544,742
14,441,000	Enable Midstream Partners LP, 4.95%, 5/15/28	14,621,585
10,550,000	Enbridge, Inc., 3.7%, 7/15/27	10,519,303
1,149,000	Energy Transfer Operating LP, 5.5%, 6/1/27	1,244,864
5,130,000	Energy Transfer Operating LP, 6.0%, 6/15/48	5,538,118
4,207,000	Energy Transfer Operating LP, 6.5%, 2/1/42	4,673,398
8,316,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	7,401,240
1,590,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	1,423,050
3,573,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	3,575,038
10,830,000	Kinder Morgan, Inc., 5.05%, 2/15/46	11,077,172
15,125,000	Kinder Morgan, Inc., 5.55%, 6/1/45	16,495,764
4,724,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	4,875,884
2,182,000	MPLX LP, 4.0%, 3/15/28	2,168,432
4,725,000	MPLX LP, 4.125%, 3/1/27	4,754,763
3,875,000	MPLX LP, 4.875%, 12/1/24	4,134,940
3,045,000	MPLX LP, 4.875%, 6/1/25	3,241,152
6,920,000	MPLX LP, 5.5%, 2/15/49	7,381,285
12,125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	11,946,373
2,295,000	Phillips 66 Partners LP, 4.9%, 10/1/46	2,335,978
5,756,000	Plains All American Pipeline LP/PAA Finance Corp., 4.9%, 2/15/45	5,495,318
10,675,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	11,319,949
6,730,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	6,583,096
10,876,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	10,862,793
786,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	842,432
2,713,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	2,675,696
Principal Amount USD ($)		Value
	Pipelines - (continued)
8,870,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	$8,664,870
17,007,000	Williams Cos., Inc., 5.75%, 6/24/44	18,706,359
2,475,000	Williams Cos., Inc., 7.75%, 6/15/31	3,151,432
	Total Pipelines	$213,147,460
	REITs - 1.6%
2,681,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$2,676,379
2,768,000	Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	2,857,022
1,350,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	1,361,846
3,415,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	3,571,016
3,450,000	Duke Realty LP, 3.625%, 4/15/23	3,516,564
8,560,000	Duke Realty LP, 3.75%, 12/1/24	8,739,361
9,500,000	Essex Portfolio LP, 3.5%, 4/1/25	9,522,958
1,480,000	Essex Portfolio LP, 3.625%, 5/1/27	1,477,031
6,805,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	6,596,810
4,675,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	4,582,171
2,032,000	Highwoods Realty LP, 3.2%, 6/15/21	2,026,297
3,390,000	Highwoods Realty LP, 3.625%, 1/15/23	3,401,293
7,105,000	Highwoods Realty LP, 4.125%, 3/15/28	7,187,585
3,937,000	Hudson Pacific Properties LP, 4.65%, 4/1/29	4,010,686
1,800,000	SBA Tower Trust, 2.877%, 7/9/21 (144A)	1,783,509
6,975,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	7,101,381
1,520,000	UDR, Inc., 2.95%, 9/1/26	1,454,555
6,077,000	UDR, Inc., 4.0%, 10/1/25	6,241,627
5,300,000	UDR, Inc., 4.4%, 1/26/29	5,568,304
	Total REITs	$83,676,395
	Retail - 0.2%
7,040,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$6,868,699
3,994,000	AutoZone, Inc., 2.5%, 4/15/21	3,970,348
	Total Retail	$10,839,047
	Semiconductors - 0.2%
7,955,000	Broadcom, Inc., 3.125%, 4/15/21 (144A)	$7,945,613
	Total Semiconductors	$7,945,613
	Software - 0.2%
5,501,000	Fiserv, Inc., 3.8%, 10/1/23	$5,638,270
5,650,000	salesforce.com, Inc., 3.7%, 4/11/28	5,914,058
	Total Software	$11,552,328
	Telecommunications - 0.2%
5,227,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	$4,634,677
3,989,000	Level 3 Financing, Inc., 5.375%, 1/15/24	4,063,195
1,500,000	Unison Ground Lease Funding LLC, 2.981%, 3/15/20 (144A)	1,498,558
	Total Telecommunications	$10,196,430
	Transportation - 0.4%
6,650,000	TTX Co., 3.6%, 1/15/25 (144A)	$6,760,755
3,250,000	TTX Co., 4.2%, 7/1/46 (144A)	3,309,482
13,715,000	Union Pacific Corp., 3.375%, 2/1/35	12,848,841
	Total Transportation	$22,919,078
	Trucking & Leasing - 0.2%
4,825,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	$4,843,817
4,615,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)	4,590,180
	Total Trucking & Leasing	$9,433,997
	TOTAL CORPORATE BONDS
	(Cost $1,522,823,317)	$1,542,109,689
	FOREIGN GOVERNMENT BONDS - 0.3% of Net Assets
	Mexico - 0.2%
13,425,000	Mexico Government International Bond, 4.6%, 2/10/48	$12,992,715
	Total Mexico	$12,992,715
	Nigeria - 0.1%
4,550,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$4,589,358
	Total Nigeria	$4,589,358
	TOTAL FOREIGN GOVERNMENT BONDS
	(Cost $16,896,788)	$17,582,073
	INSURANCE-LINKED SECURITIES - 3.3% of Net Assets(f)
	Catastrophe Linked Bonds - 1.2%
	Earthquakes - California - 0.1%
2,700,000(b)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A)	$2,670,300
3,000,000(b)	Ursa Re, 4.0% (ZERO + 400 bps), 12/10/19 (144A)	2,967,000
800,000(b)	Ursa Re, 6.0% (ZERO + 600 bps), 5/27/20 (144A)	795,360
		$6,432,660
	Earthquakes - Chile - 0.0%†
1,500,000(b)	International Bank for Reconstruction & Development, 4.984% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$1,498,050

	Earthquakes - Colombia - 0.0%†
1,250,000(b)	International Bank for Reconstruction & Development, 5.484% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$1,250,625

Principal Amount USD ($)		Value
	Earthquakes - Mexico - 0.0%†
1,050,000(b)	International Bank for Reconstruction & Development, 4.984% (3 Month USD LIBOR + 250 bps), 2/14/20 (144A)	$1,046,640

	Earthquakes - U.S. - 0.0%†
650,000(b)	Acorn Re, 5.329% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$649,285
700,000(b)	Kilimanjaro Re, 6.146% (3 Month U.S. Treasury Bill + 375 bps), 11/25/19 (144A)	693,350
		$1,342,635
	Health - U.S. - 0.1%
2,900,000(b)	Vitality Re VII, 4.546% (3 Month U.S. Treasury Bill + 215 bps), 1/7/20 (144A)	$2,909,860
1,000,000(b)	Vitality Re VII, 5.046% (3 Month U.S. Treasury Bill + 265 bps), 1/7/20 (144A)	1,007,900
		$3,917,760
	Hurricane - Gulf Region - 0.1%
5,150,000(b)	Alamo Re, 6.786% (3 Month U.S. Treasury Bill + 439 bps), 6/7/19 (144A)	$5,130,945

	Multiperil - U.S. - 0.5%
2,000,000(b)	Bowline Re, 6.896% (3 Month U.S. Treasury Bill + 450 bps), 5/23/22 (144A)	$1,985,200
1,350,000(b)	Caelus Re IV, 7.926% (3 Month U.S. Treasury Bill + 553 bps), 3/6/20 (144A)	1,323,540
1,000,000(b)	Caelus Re V, 2.896% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)	250,000
750,000(b)	Caelus Re V, 5.606% (3 Month U.S. Treasury Bill + 321 bps), 6/5/20 (144A)	675,675
2,000,000(b)	Kilimanjaro Re, 7.245% (3 Month USD LIBOR + 465 bps), 5/6/22 (144A)	1,973,800
3,000,000(b)	Kilimanjaro Re, 9.146% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	3,009,000
1,500,000(b)	Kilimanjaro Re, 11.646% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	1,504,500
2,600,000(b)	Kilimanjaro II Re, 8.061% (6 Month USD LIBOR + 572 bps), 4/20/21 (144A)	2,614,300
3,500,000(b)	Kilimanjaro II Re, 9.481% (6 Month USD LIBOR + 714 bps), 4/20/21 (144A)	3,501,750
1,250,000+(b)	Panthera Re, 5.896% (3 Month U.S. Treasury Bill + 350 bps), 3/9/20 (144A)	1,252,000
2,500,000(b)	Residential Reinsurance 2016, 6.216% (3 Month U.S. Treasury Bill + 382 bps), 12/6/20 (144A)	2,481,250
1,600,000(b)	Sanders Re, 5.432% (6 Month USD LIBOR + 307 bps), 12/6/21 (144A)	1,582,400
1,000,000(b)	Skyline Re, 4.896% (3 Month U.S. Treasury Bill + 250 bps), 1/6/20 (144A)	1,002,000
		$23,155,415
	Multiperil - U.S. Regional - 0.1%
750,000(b)	First Coast Re, 6.216% (3 Month U.S. Treasury Bill + 382 bps), 6/7/19 (144A)	$750,450
2,500,000(b)	Long Point Re III, 5.342% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	2,494,750
		$3,245,200
	Multiperil - Worldwide - 0.2%
1,300,000(b)	Galilei Re, 7.306% (6 Month USD LIBOR + 479 bps), 1/8/20 (144A)	$1,294,410
1,500,000(b)	Galilei Re, 7.326% (6 Month USD LIBOR + 479 bps), 1/8/21 (144A)	1,497,900
1,300,000(b)	Galilei Re, 8.116% (6 Month USD LIBOR + 560 bps), 1/8/20 (144A)	1,294,410
1,200,000(b)	Galilei Re, 8.136% (6 Month USD LIBOR + 560 bps), 1/8/21 (144A)	1,197,240
1,400,000(b)	Galilei Re, 9.296% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	1,396,500
1,500,000(b)	Galilei Re, 9.316% (6 Month USD LIBOR + 678 bps), 1/8/21 (144A)	1,490,100
		$8,170,560
	Pandemic - Worldwide - 0.0%†
1,700,000(b)	International Bank for Reconstruction & Development, 9.527% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$1,705,270

	Windstorm - Florida - 0.0%†
1,400,000(b)	Casablanca Re, 6.415% (6 Month USD LIBOR + 393 bps), 6/4/20 (144A)	$1,408,260

	Windstorm - Japan - 0.0%†
500,000(b)	Aozora Re, 4.721% (6 Month USD LIBOR + 224 bps), 4/7/20 (144A)	$ 493,750

	Windstorm - Texas - 0.0%†
1,700,000(b)	Alamo Re, 7.246% (3 Month U.S. Treasury Bill + 485 bps), 6/8/20 (144A)	$1,700,850

	Windstorm - U.S. Multistate - 0.0%†
1,000,000(b)	Citrus Re, 2.896% (1 Month U.S. Treasury Bill + 50 bps), 4/9/20 (144A)	$ 350,000

	Windstorm - Worldwide - 0.1%
2,000,000(b)	Queen Street XI Re, 8.546% (3 Month U.S. Treasury Bill + 615 bps), 6/7/19 (144A)	$2,016,200
	Total Catastrophe Linked Bonds	$62,864,820
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.4%
	Earthquakes - California - 0.1%
1,600,000+(g)	Resilience Re, 10/15/19	$1,722,560

	Hurricane - U.S. - 0.0%†
1,200,000+(g)	Oakmont Re 2018-2, 4/30/19	$27,120

	Multiperil - Massachusetts - 0.1%
5,000,000+(g)	Denning Re 2018, 7/15/19	$5,005,465

	Multiperil - U.S. - 0.0%†
2,800,000+(g)	Kingsbarns Re 2017, 5/15/19	$428,960

	Multiperil - U.S. Regional - 0.0%†
1,000,000+(g)	EC0012 Re, 6/15/19	$990,000

	Multiperil - Worldwide - 0.2%
600,000+(g)	Dingle Re 2019, 2/1/20	$551,100
4,918,415+	Kilarney Re 2018, 4/15/20	4,436,410
28,000+	Limestone Re 2016-1, 8/31/21	103,306
82,000+	Limestone Re 2016-1, 8/31/21	302,539
2,000,000+(g)	Resilience Re, 4/8/19	2,049,600
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
3,600,000+(g)	Resilience Re, 4/6/20	$36,000
567,400+	Seminole Re 2018, 1/15/20	346,114
553,333+	Walton Health Re 2018, 6/15/19	276,667
		$8,101,736
	Windstorm - Florida - 0.0%†
1,500,000+	Formby Re 2018, 6/15/19	$1,528,073
511,212+(g)	Formby Re 2018-2, 6/30/19	4,192
		$1,532,265
	Windstorm - U.S. Regional - 0.0%†
2,022,204+	Hillside Re 2018, 7/1/19	$35,389
1,000,000+	Oakmont Re 2017, 4/15/20	11,500
815,825+	Oakmont Re 2018, 4/15/19	775,089
2,600,000+(g)	Promissum Re 2018, 6/15/19	190,320
250,000+(g)	Resilience Re, 6/15/19	260,800
		$1,273,098
	Total Collateralized Reinsurance	$19,081,204
	Industry Loss Warranties - 0.1%
	Multiperil - U.S. - 0.1%
4,257,500+	Cypress Re 2018, 4/15/19	$3,980,337
	Total Industry Loss Warranties	$3,980,337
	Reinsurance Sidecars - 1.6%
	All Natural Peril - Worldwide - 0.1%
5,906,150+(g)	Eden Re II, 3/22/23 (144A)	$6,073,294
1,765,095+(g)	Versutus Re 2019-A, 12/31/21	1,788,747
		$7,862,041
	Multiperil - U.S. - 0.2%
3,000,000+	Carnoustie Re 2015, 7/1/19	$9,600
3,600,000+	Carnoustie Re 2016, 11/30/20	97,200
4,500,000+(g)	Carnoustie Re 2017, 11/30/21	1,143,900
2,000,000+(g)	Carnoustie Re 2018, 12/31/21	379,800
1,139,928+(g)	Carnoustie Re 2019, 12/31/22	1,147,033
1,300,000+(g)	Castle Stuart Housing Association Re 2018, 12/1/21	1,096,420
2,000,000+(g)	Harambee Re 2018, 12/31/21	1,762,400
3,609,302+(g)	Harambee Re 2019, 12/31/22	3,641,425
1,000,000+(g)	Prestwick Re 2015-1, 7/1/19	17,000
1,200,007+(g)	Sector Re V, Series 7, Class G, 3/1/22 (144A)	748,860
		$10,043,638
	Multiperil - Worldwide - 1.3%
550,000+(g)	Alturas Re 2019-1, 3/10/23	$561,770
2,800,000+(g)	Alturas Re 2019-2, 3/10/22	2,820,720
900,000+(g)	Arlington Re 2015, 2/1/20	43,740
750,000+(g)	Arlington Re 2016, 2/28/20	97,875
2,000,000+(g)	Bantry Re 2016, 3/31/20	161,200
1,500,000+(g)	Bantry Re 2017, 3/31/20	475,650
2,000,000+(g)	Bantry Re 2018, 12/31/21	122,800
5,000,000+(g)	Bantry Re 2019, 12/31/21	5,076,399
2,000,000+(g)	Berwick Re 2017-1, 2/1/20	66,200
10,192,268+	Berwick Re 2018-1, 12/31/21	1,682,743
7,846,828+(g)	Berwick Re 2019-1, 12/31/22	7,995,366
1,250,000+(g)	Blue Lotus Re 2018, 12/31/21	1,329,625
185,850+(g)	Eden Re II, 3/22/22 (144A)	436,692
600,000+(g)	Eden Re II, 3/22/23 (144A)	617,340
125,000+(g)	Eden Re II, 3/22/22 (144A)	302,787
3,500,000+	Gleneagles Re 2016, 11/30/20	217,000
1,000,000+(g)	Gleneagles Re 2018, 12/31/21	118,300
886,832+(g)	Gleneagles Re 2019, 12/31/22	901,650
2,118,314+	Gullane Re 2018, 12/31/21	1,975,963
2,500,000+(g)	Limestone Re 2018, 3/1/22	2,615,750
500,000+(g)	Limestone Re 2019, 9/9/22 (144A)	505,400
500,000+(g)	Lion Rock Re 2019, 1/31/20	513,600
3,000,000+(g)	Lorenz Re 2017, 3/31/20	178,800
5,000,000+(g)	Lorenz Re 2018, 7/1/21	3,476,500
7,000,000+(g)	Merion Re 2018-2, 12/31/21	6,937,700
1,000,000+(g)	NCM Re 2019, 12/31/22	1,025,400
3,600,000+	Pangaea Re 2015-1, 2/1/20	6,480
4,000,000+	Pangaea Re 2015-2, 11/30/19	3,600
4,500,000+	Pangaea Re 2016-1, 11/30/20	5,850
3,000,000+	Pangaea Re 2016-2, 11/30/20	11,700
3,000,000+	Pangaea Re 2017-1, 11/30/21	–
3,800,000+(g)	Pangaea Re 2018-1, 12/31/21	223,440
6,500,000+(g)	Pangaea Re 2018-3, 7/1/22	5,546,450
4,017,011+(g)	Pangaea Re 2019-1, 2/1/23	4,064,412
300,000+(g)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	149,233
300,000+(g)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	149,233
2,100,000+(g)	Sector Re V, Series 8, Class C, 12/1/23 (144A)	2,192,559
400,000+(g)	Sector Re V, Series 8, Class D, 12/1/23 (144A)	417,630
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
500,000+(g)	Sector Re V, Series 8, Class F, 3/1/23 (144A)	$526,785
1,199,993+(g)	Sector Re V, Series 8, Class G, 3/1/23 (144A)	1,264,276
2,000,000+(g)	Silverton Re 2017, 9/18/19 (144A)	41,600
3,000,000+(g)	St. Andrews Re 2017-1, 2/1/20	203,400
1,737,984+(g)	St. Andrews Re 2017-4, 6/1/19	171,018
500,000+(g)	Thopas Re 2018, 12/31/21	105,600
3,000,000+(g)	Thopas Re 2019, 12/31/22	3,051,000
4,000,000+	Versutus Re 2017, 11/30/21	19,200
2,000,000+(g)	Versutus Re 2018, 12/31/21	139,800
1,734,905+(g)	Versutus Re 2019-B, 12/31/21	1,758,153
1,000,000+(g)	Viribus Re 2018, 12/31/21	410,387
3,650,000+(g)	Viribus Re 2019, 12/31/22	3,789,430
1,623,326+	Woburn Re 2018, 12/31/21	689,914
4,979,452+(g)	Woburn Re 2019, 12/31/22	5,105,104
		$70,303,224
	Total Reinsurance Sidecars	$88,208,903
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $179,695,106)	$174,135,264
Principal Amount USD ($)		Value
	MUNICIPAL BONDS - 1.0% of Net Assets(h)
	Municipal General Obligation - 0.3%
3,220,000	Fairfax County Economic Development Authority, Series A, 2.875%, 4/1/34	$3,140,047
3,150,000(i)	State of Texas, Transportation Commission Mobility Fund, Series A, 4.0%, 10/1/44	3,302,995
2,830,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 3.0%, 5/15/39	2,748,496
2,325,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/31	2,491,912
2,335,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	2,522,454
	Total Municipal General Obligation	$14,205,904
	Municipal Higher Education - 0.6%
525,000	Amherst College, 3.794%, 11/1/42	$525,753
7,425,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	10,084,190
16,810,000	University of California, Series AX, 3.063%, 7/1/25	16,981,126
3,100,000	University of Virginia, Revenue, Refunding General Green, Series A-2, 5.0%, 4/1/45	3,564,504
	Total Municipal Higher Education	$31,155,573
	Municipal Medical - 0.0%†
1,765,000	Ohio Higher Educational Facility Commission, Cleveland Clinic Health, Series A-1, 5.0%, 1/1/42	$1,951,560
	Total Municipal Medical	$1,951,560
	Municipal School District - 0.1%
2,800,000(i)	Frisco Independent School District, Refunding School Building, 4.0%, 8/15/40	$2,968,476
1,750,000(i)	Frisco Independent School District, Refunding School Building, 4.0%, 8/15/45	1,848,420
	Total Municipal School District	$4,816,896
	Municipal Transportation - 0.0%†
600,000	Port Authority of New York & New Jersey, Consolidated-174th, 4.458%, 10/1/62	$673,686
	Total Municipal Transportation	$673,686
	TOTAL MUNICIPAL BONDS
	(Cost $51,864,627)	$52,803,619
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.1% of Net Assets*(b)
	Automobile - 0.2%
346,428	Allison Transmission, Inc., New Term Loan, 4.24% (LIBOR + 175 bps), 9/23/22	$346,554
4,108,813	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.74% (LIBOR + 225 bps), 4/6/24	4,022,355
1,350,578	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 4.499% (LIBOR + 200 bps), 11/2/23	1,299,932
1,963,065	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 5.24% (LIBOR + 275 bps), 11/8/23	1,764,304
1,396,667	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.49% (LIBOR + 200 bps), 3/3/25	1,361,750
731,335	Navistar, Inc., Tranche B Term Loan, 6.0% (LIBOR + 350 bps), 11/6/24	730,110
1,334,117	TI Group Automotive Systems LLC, Initial US Term Loan, 4.999% (LIBOR + 250 bps), 6/30/22	1,316,874
	Total Automobile	$10,841,879
	Beverage, Food & Tobacco - 0.1%
1,673,075	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 4.5% (LIBOR + 200 bps), 12/18/24	$1,675,689
4,026,156	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.984% (LIBOR + 250 bps), 10/30/22	4,001,999
	Total Beverage, Food & Tobacco	$5,677,688
	Broadcasting & Entertainment - 0.0%†
408,127	UPC Financing Partnership, Facility AR, 4.984% (LIBOR + 250 bps), 1/15/26	$407,129
	Total Broadcasting & Entertainment	$407,129
	Building Materials - 0.1%
1,875,253(j)	Summit Materials LLC, New Term Loan, 11/21/24	$1,841,264
	Total Building Materials	$1,841,264
	Buildings & Real Estate - 0.0%†
416,809	Builders FirstSource, Inc., Refinancing Term Loan, 5.601% (LIBOR + 300 bps), 2/29/24	$404,652
1,596,716	Uniti Group, Inc., Shortfall Term Loan, 7.499% (LIBOR + 500 bps), 10/24/22	1,562,786
	Total Buildings & Real Estate	$1,967,438
	Chemicals - 0.0%†
410,251	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-2 Term Loan, 5.879% (LIBOR + 325 bps), 9/13/23	$407,431
Principal Amount USD ($)		Value
	Chemicals - (continued)
309,092	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-3 Term Loan, 5.879% (LIBOR + 325 bps), 9/13/23	$306,968
	Total Chemicals	$714,399
	Chemicals, Plastics & Rubber - 0.1%
997,481	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 4.351% (LIBOR + 175 bps), 6/1/24	$977,593
490,000	Berry Global, Inc. (fka Berry Plastics Corp.), Term R Loan, 4.493% (LIBOR + 200 bps), 1/19/24	487,550
235,807	Element Solutions, Inc. (Macdermid, Inc.), Initial Term Loan, 4.749% (LIBOR + 225 bps), 1/30/26	234,235
385,083	Infiltrator Water Technologies LLC, First Lien Term B-2 Loan, 5.601% (LIBOR + 300 bps), 5/27/22	382,195
516,429	Omnova Solutions, Inc., Term B-2 Loan, 5.749% (LIBOR + 325 bps), 8/25/23	511,264
477,674	Tronox Blocked Borrower LLC, First Lien Blocked Dollar Term Loan, 5.499% (LIBOR + 300 bps), 9/23/24	476,438
1,031,628	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 5.499% (LIBOR + 300 bps), 9/23/24	1,028,957
140,456	W.R. Grace & Co-CONN, Term B-1 Loan, 4.351% (LIBOR + 175 bps), 4/3/25	138,524
240,781	W.R. Grace & Co-CONN, Term B-2 Loan, 4.351% (LIBOR + 175 bps), 4/3/25	237,471
	Total Chemicals, Plastics & Rubber	$4,474,227
	Computers & Electronics - 0.1%
1,063,044	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 6.851% (LIBOR + 425 bps), 6/26/25	$1,036,468
2,368,687	Microchip Technology, Inc., Initial Term Loan, 4.5% (LIBOR + 200 bps), 5/29/25	2,344,617
798,040	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 4.249% (LIBOR + 175 bps), 3/31/23	791,057
	Total Computers & Electronics	$4,172,142
	Diversified & Conglomerate Manufacturing - 0.0%†
317,557	Ranpak Corp., Tranche B-1 USD Term Loan, 5.749% (LIBOR + 325 bps), 10/1/21	$317,756
	Total Diversified & Conglomerate Manufacturing	$317,756
	Diversified & Conglomerate Service - 0.1%
565,156	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 4.249% (LIBOR + 175 bps), 11/7/23	$562,676
1,248,000	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 5.249% (LIBOR + 275 bps), 3/1/24	1,232,400
638,625	Constellis Holdings LLC, First Lien Term B Loan, 7.744% (LIBOR + 500 bps), 4/21/24	611,483
500,328	Filtration Group Corp., Initial Dollar Term Loan, 5.499% (LIBOR + 300 bps), 3/29/25	497,305
2,333,984	NVA Holdings, Inc., First Lien Term B-3 Loan, 5.249% (LIBOR + 275 bps), 2/2/25	2,262,991
1,078,000	Team Health Holdings, Inc., Initial Term Loan, 5.249% (LIBOR + 275 bps), 2/6/24	961,217
	Total Diversified & Conglomerate Service	$6,128,072
	Electric & Electrical - 0.0%†
1,246,843	Dell International LLC (EMC Corp.), Refinancing Term B Loan, 4.5% (LIBOR + 200 bps), 9/7/23	$1,234,063
224,937	Micron Technology, Inc., Term Loan, 4.25% (LIBOR + 175 bps), 4/26/22	224,993
461,780	Rackspace Hosting, Inc., First Lien Term B Loan, 5.738% (LIBOR + 300 bps), 11/3/23	433,495
	Total Electric & Electrical	$1,892,551
	Electronics - 0.4%
319,266	Avast Software BV, 2018 Refinancing Dollar Term Loan, 5.101% (LIBOR + 250 bps), 9/29/23	$319,247
810,566	First Data Corp., 2022D New Dollar Term Loan, 4.486% (LIBOR + 200 bps), 7/8/22	809,427
6,591,848	First Data Corp., 2024A New Dollar Term Loan, 4.486% (LIBOR + 200 bps), 4/26/24	6,579,488
1,341,753	Rovi Solutions Corp./Rovi Guides, Inc., Term B Loan, 5.0% (LIBOR + 250 bps), 7/2/21	1,315,478
4,960,713	Scientific Games International, Inc., Initial Term B-5 Loan, 5.314% (LIBOR + 275 bps), 8/14/24	4,832,265
1,081,032	Sensata Technologies BV (Sensata Technologies Finance Co. LLC), Sixth Amendment Term Loan, 4.249% (LIBOR + 175 bps), 10/14/21	1,085,376
4,653,249	Western Digital Corp., U.S. Term B-4 Loan, 4.249% (LIBOR + 175 bps), 4/29/23	4,536,895
	Total Electronics	$19,478,176
	Environmental Services - 0.0%†
958,028	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.499% (LIBOR + 300 bps), 5/30/25	$930,484
	Total Environmental Services	$930,484
	Finance - 0.0%†
1,396,143	Trans Union LLC, 2017 Replacement Term B-3 Loan, 4.499% (LIBOR + 200 bps), 4/10/23	$1,385,547
	Total Finance	$1,385,547
	Financial Services - 0.1%
2,432,088	RPI Finance Trust, Initial Term B-6 Loan, 4.499% (LIBOR + 200 bps), 3/27/23	$2,420,181
	Total Financial Services	$2,420,181
	Healthcare & Pharmaceuticals - 0.2%
719,712	Alkermes, Inc., 2023 Term Loan, 4.75% (LIBOR + 225 bps), 3/27/23	$712,515
492,500	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.999% (LIBOR + 350 bps), 9/26/24	457,717
241,628	DaVita, Inc. (fka DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 5.249% (LIBOR + 275 bps), 6/24/21	241,891
5,009,018	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.75% (LIBOR + 425 bps), 4/29/24	4,935,445
398,941	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.25% (LIBOR + 375 bps), 7/2/25	398,687
710,500	Grifols Worldwide Operations, Ltd., Tranche B Term Loan, 4.66% (LIBOR + 225 bps), 1/31/25	706,631
1,412,591	HCA, Inc., Tranche B-11 Term Loan, 4.249% (LIBOR + 175 bps), 3/17/23	1,412,370
720,920	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.499% (LIBOR + 300 bps), 5/15/22	707,854
	Total Healthcare & Pharmaceuticals	$9,573,110
Principal Amount USD ($)		Value
	Healthcare, Education & Childcare - 0.1%
775,000	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.999% (LIBOR + 450 bps), 10/24/23	$769,187
577,270	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 5.481% (LIBOR + 300 bps), 6/2/25	573,767
1,483,672	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 4.749% (LIBOR + 225 bps), 5/20/24	1,479,301
256,382	Kinetic Concepts, Inc., Dollar Term Loan, 5.851% (LIBOR + 325 bps), 2/2/24	254,993
2,199,544	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 6.351% (LIBOR + 375 bps), 2/21/25	2,171,364
1,044,863	Select Medical Corp., Tranche B Term Loan, 4.99% (LIBOR + 250 bps), 3/6/25	1,040,919
586,207	Vizient, Inc., Term B-4 Loan, 5.249% (LIBOR + 275 bps), 2/13/23	585,108
	Total Healthcare, Education & Childcare	$6,874,639
	Home & Office Furnishings - 0.0%†
1,262,253	Serta Simmons Bedding LLC, First Lien Initial Term Loan, 5.983% (LIBOR + 350 bps), 11/8/23	$938,274
	Total Home & Office Furnishings	$938,274
	Hotel, Gaming & Leisure - 0.0%†
1,674,630	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.749% (LIBOR + 225 bps), 2/16/24	$1,648,464
	Total Hotel, Gaming & Leisure	$1,648,464
	Insurance - 0.1%
3,839,108	Asurion LLC (fka Asurion Corp.), New Term B-7 Loan, 5.499% (LIBOR + 300 bps), 11/3/24	$3,819,314
420,807	MPH Acquisition Holdings LLC, Initial Term Loan, 5.351% (LIBOR + 275 bps), 6/7/23	407,815
837,250	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.601% (LIBOR + 300 bps), 5/16/24	810,039
	Total Insurance	$5,037,168
	Leasing - 0.1%
1,060,221	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 4.488% (LIBOR + 200 bps), 1/15/25	$1,053,415
2,722,500	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 6.365% (LIBOR + 375 bps), 9/11/23	2,647,631
	Total Leasing	$3,701,046
	Leisure & Entertainment - 0.0%†
553,087	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Initial Term Loan, 4.734% (LIBOR + 225 bps), 12/15/22	$552,136
397,226	Fitness International LLC, Term B Loan, 5.749% (LIBOR + 325 bps), 4/18/25	394,247
1,292,915	Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.5% (LIBOR + 175 bps), 6/30/22	1,292,106
	Total Leisure & Entertainment	$2,238,489
	Machinery - 0.0%†
1,162,792	NN, Inc., Tranche B Term Loan, 6.249% (LIBOR + 375 bps), 10/19/22	$1,145,350
	Total Machinery	$1,145,350
	Metals & Mining - 0.0%†
502,056	BWay Holding Co., Initial Term Loan, 6.033% (LIBOR + 325 bps), 4/3/24	$491,010
	Total Metals & Mining	$491,010
	Printing & Publishing - 0.0%†
1,277,250	Nielsen Finance LLC (VNU, Inc.), Class B-4 Term Loan, 4.493% (LIBOR + 200 bps), 10/4/23	$1,258,091
	Total Printing & Publishing	$1,258,091
	Professional & Business Services - 0.0%†
589,033	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 6.12% (LIBOR + 350 bps/PRIME + 250 bps), 5/24/24	$585,105
990,000	Lamar Media Corp., Term B Loan, 4.25% (LIBOR + 175 bps), 3/14/25	988,755
	Total Professional & Business Services	$1,573,860
	Retail - 0.1%
2,666,250	Staples, Inc., Closing Date Term Loan, 6.489% (LIBOR + 400 bps), 9/12/24	$2,652,681
	Total Retail	$2,652,681
	Telecommunications - 0.2%
4,126,396	CenturyLink, Inc., Initial Term B Loan, 5.249% (LIBOR + 275 bps), 1/31/25	$4,043,867
897,750	Ciena Corp., Refinancing Term Loan, 4.488% (LIBOR + 200 bps), 9/26/25	897,563
1,165,792	GCI Holdings, Inc., New Term B Loan, 4.749% (LIBOR + 225 bps), 2/2/22	1,132,276
1,202,247	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.749% (LIBOR + 225 bps), 2/15/24	1,196,236
1,200,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.736% (LIBOR + 225 bps), 2/22/24	1,188,000
1,274,000	Sprint Communications, Inc., Initial Term Loan, 5.0% (LIBOR + 250 bps), 2/2/24	1,238,169
	Total Telecommunications	$9,696,111
	Utilities - 0.1%
938,698	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 6.249% (LIBOR + 375 bps), 10/2/23	$936,587
925,476	NRG Energy, Inc., Term Loan, 4.249% (LIBOR + 175 bps), 6/30/23	916,583
2,176,460	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.499% (LIBOR + 200 bps), 8/4/23	2,155,653
	Total Utilities	$4,008,823
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $114,990,202)	$113,486,049
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.8% of Net Assets
1,098,562	Fannie Mae, 2.5%, 7/1/30	$1,092,028
1,136,849	Fannie Mae, 2.5%, 7/1/30	1,131,320
1,921,808	Fannie Mae, 2.5%, 7/1/30	1,912,760
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
224,489	Fannie Mae, 2.5%, 12/1/42	$218,543
233,485	Fannie Mae, 2.5%, 12/1/42	227,847
218,041	Fannie Mae, 2.5%, 1/1/43	212,778
88,018	Fannie Mae, 2.5%, 2/1/43	85,893
112,964	Fannie Mae, 2.5%, 2/1/43	109,783
2,388,212	Fannie Mae, 2.5%, 2/1/43	2,330,560
331,627	Fannie Mae, 2.5%, 3/1/43	323,621
119,975	Fannie Mae, 2.5%, 4/1/43	117,079
291,585	Fannie Mae, 2.5%, 8/1/43	284,546
228,719	Fannie Mae, 2.5%, 12/1/43	223,197
163,448	Fannie Mae, 2.5%, 3/1/44	159,503
203,469	Fannie Mae, 2.5%, 4/1/45	197,736
307,040	Fannie Mae, 2.5%, 4/1/45	298,388
440,544	Fannie Mae, 2.5%, 4/1/45	428,129
442,337	Fannie Mae, 2.5%, 4/1/45	429,872
500,797	Fannie Mae, 2.5%, 4/1/45	486,686
526,956	Fannie Mae, 2.5%, 4/1/45	512,106
1,197,960	Fannie Mae, 2.5%, 4/1/45	1,164,203
1,413,642	Fannie Mae, 2.5%, 4/1/45	1,373,808
70,589	Fannie Mae, 2.5%, 5/1/45	68,600
76,492	Fannie Mae, 2.5%, 7/1/45	74,337
251,615	Fannie Mae, 2.5%, 8/1/45	244,525
87,167	Fannie Mae, 2.5%, 1/1/46	84,712
3,058,855	Fannie Mae, 3.0%, 9/1/28	3,093,604
2,741,981	Fannie Mae, 3.0%, 10/1/30	2,772,706
1,120,043	Fannie Mae, 3.0%, 4/1/31	1,130,851
15,371,867	Fannie Mae, 3.0%, 8/1/42	15,382,161
3,634,058	Fannie Mae, 3.0%, 9/1/42	3,636,491
1,090,305	Fannie Mae, 3.0%, 12/1/42	1,091,036
2,210,028	Fannie Mae, 3.0%, 2/1/43	2,211,508
604,467	Fannie Mae, 3.0%, 5/1/43	604,872
8,368,142	Fannie Mae, 3.0%, 5/1/43	8,373,748
574,792	Fannie Mae, 3.0%, 7/1/43	575,177
1,411,112	Fannie Mae, 3.0%, 8/1/43	1,412,058
3,973,211	Fannie Mae, 3.0%, 9/1/43	3,975,872
742,462	Fannie Mae, 3.0%, 3/1/45	742,499
6,170,281	Fannie Mae, 3.0%, 6/1/45	6,178,951
628,331	Fannie Mae, 3.0%, 5/1/46	628,725
829,912	Fannie Mae, 3.0%, 5/1/46	829,155
4,519,969	Fannie Mae, 3.0%, 9/1/46	4,506,199
8,326,530	Fannie Mae, 3.0%, 10/1/46	8,301,162
8,364,724	Fannie Mae, 3.0%, 11/1/46	8,339,240
7,149,450	Fannie Mae, 3.0%, 1/1/47	7,150,923
2,582,455	Fannie Mae, 3.0%, 3/1/47	2,574,587
557,637	Fannie Mae, 3.5%, 4/1/26	570,444
349,835	Fannie Mae, 3.5%, 9/1/26	358,508
799,132	Fannie Mae, 3.5%, 12/1/26	817,486
2,285,461	Fannie Mae, 3.5%, 6/1/28	2,345,448
968,364	Fannie Mae, 3.5%, 11/1/40	988,963
496,792	Fannie Mae, 3.5%, 10/1/41	507,506
417,109	Fannie Mae, 3.5%, 6/1/42	425,971
2,608,196	Fannie Mae, 3.5%, 7/1/42	2,663,706
2,680,013	Fannie Mae, 3.5%, 8/1/42	2,737,053
211,408	Fannie Mae, 3.5%, 11/1/42	216,318
465,211	Fannie Mae, 3.5%, 12/1/42	476,011
500,893	Fannie Mae, 3.5%, 12/1/42	512,518
4,618,107	Fannie Mae, 3.5%, 2/1/44	4,709,677
2,499,867	Fannie Mae, 3.5%, 9/1/44	2,546,091
5,136,777	Fannie Mae, 3.5%, 2/1/45	5,256,015
1,531,409	Fannie Mae, 3.5%, 4/1/45	1,562,221
5,846,233	Fannie Mae, 3.5%, 6/1/45	5,954,823
2,254,113	Fannie Mae, 3.5%, 8/1/45	2,293,002
7,231,649	Fannie Mae, 3.5%, 8/1/45	7,430,288
5,466,150	Fannie Mae, 3.5%, 9/1/45	5,558,857
6,568,696	Fannie Mae, 3.5%, 9/1/45	6,682,072
1,375,708	Fannie Mae, 3.5%, 10/1/45	1,401,262
11,133,897	Fannie Mae, 3.5%, 11/1/45	11,439,729
2,263,605	Fannie Mae, 3.5%, 12/1/45	2,300,577
2,403,408	Fannie Mae, 3.5%, 12/1/45	2,442,662
4,291,275	Fannie Mae, 3.5%, 12/1/45	4,365,342
4,897,406	Fannie Mae, 3.5%, 1/1/46	4,981,401
6,561,693	Fannie Mae, 3.5%, 1/1/46	6,674,955
2,757,216	Fannie Mae, 3.5%, 2/1/46	2,804,239
4,479,403	Fannie Mae, 3.5%, 2/1/46	4,556,258
1,838,762	Fannie Mae, 3.5%, 3/1/46	1,869,932
3,876,011	Fannie Mae, 3.5%, 4/1/46	3,942,115
2,421,659	Fannie Mae, 3.5%, 5/1/46	2,475,146
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
5,586,770	Fannie Mae, 3.5%, 7/1/46	$5,673,699
8,312,842	Fannie Mae, 3.5%, 9/1/46	8,446,907
468,604	Fannie Mae, 3.5%, 10/1/46	477,215
988,439	Fannie Mae, 3.5%, 10/1/46	1,004,227
1,119,155	Fannie Mae, 3.5%, 11/1/46	1,136,974
4,288,537	Fannie Mae, 3.5%, 12/1/46	4,357,034
2,193,196	Fannie Mae, 3.5%, 1/1/47	2,228,120
4,392,009	Fannie Mae, 3.5%, 1/1/47	4,461,950
5,988,913	Fannie Mae, 3.5%, 1/1/47	6,121,214
10,125,328	Fannie Mae, 3.5%, 1/1/47	10,311,419
5,535,437	Fannie Mae, 3.5%, 2/1/47	5,623,867
6,986,545	Fannie Mae, 3.5%, 5/1/47	7,097,088
7,720,882	Fannie Mae, 3.5%, 5/1/47	7,842,253
271,651	Fannie Mae, 3.5%, 7/1/47	275,876
2,666,990	Fannie Mae, 3.5%, 7/1/47	2,708,914
7,967,656	Fannie Mae, 3.5%, 7/1/47	8,092,496
10,809,151	Fannie Mae, 3.5%, 7/1/47	10,971,690
1,285,322	Fannie Mae, 3.5%, 8/1/47	1,305,261
17,637,247	Fannie Mae, 3.5%, 8/1/47	17,911,766
2,965,938	Fannie Mae, 3.5%, 11/1/47	3,012,863
7,008,233	Fannie Mae, 3.5%, 12/1/47	7,116,229
11,757,332	Fannie Mae, 3.5%, 12/1/47	11,938,516
15,333,144	Fannie Mae, 3.5%, 12/1/47	15,571,091
3,905,378	Fannie Mae, 3.5%, 1/1/48	3,965,548
3,058,015	Fannie Mae, 3.5%, 2/1/48	3,105,129
809,647	Fannie Mae, 3.771%, 12/1/20	821,717
11,615	Fannie Mae, 4.0%, 9/1/20	11,964
206,733	Fannie Mae, 4.0%, 4/1/25	212,950
218,220	Fannie Mae, 4.0%, 11/1/34	227,668
2,171,051	Fannie Mae, 4.0%, 4/1/39	2,251,352
5,818,424	Fannie Mae, 4.0%, 10/1/40	6,091,923
1,061,890	Fannie Mae, 4.0%, 12/1/40	1,110,326
624,404	Fannie Mae, 4.0%, 4/1/41	651,596
1,039,101	Fannie Mae, 4.0%, 4/1/41	1,077,789
680,658	Fannie Mae, 4.0%, 5/1/41	706,001
1,358,268	Fannie Mae, 4.0%, 10/1/41	1,411,137
942,062	Fannie Mae, 4.0%, 12/1/41	977,139
339,695	Fannie Mae, 4.0%, 1/1/42	352,340
2,326,230	Fannie Mae, 4.0%, 1/1/42	2,412,835
2,054,879	Fannie Mae, 4.0%, 2/1/42	2,131,381
5,590,562	Fannie Mae, 4.0%, 2/1/42	5,798,238
999,149	Fannie Mae, 4.0%, 3/1/42	1,040,048
118,113	Fannie Mae, 4.0%, 4/1/42	122,511
527,992	Fannie Mae, 4.0%, 4/1/42	547,647
2,308,117	Fannie Mae, 4.0%, 4/1/42	2,394,042
4,233,798	Fannie Mae, 4.0%, 5/1/42	4,391,164
92,558	Fannie Mae, 4.0%, 6/1/42	96,004
274,402	Fannie Mae, 4.0%, 6/1/42	283,002
138,976	Fannie Mae, 4.0%, 7/1/42	144,322
3,091,818	Fannie Mae, 4.0%, 7/1/42	3,229,847
6,654,870	Fannie Mae, 4.0%, 8/1/42	6,902,592
1,275,765	Fannie Mae, 4.0%, 10/1/42	1,323,253
3,885,081	Fannie Mae, 4.0%, 8/1/43	4,023,259
4,827,039	Fannie Mae, 4.0%, 9/1/43	5,002,703
8,944,859	Fannie Mae, 4.0%, 10/1/43	9,310,933
2,967,415	Fannie Mae, 4.0%, 11/1/43	3,099,360
3,471,170	Fannie Mae, 4.0%, 12/1/43	3,626,111
108,606	Fannie Mae, 4.0%, 1/1/44	112,447
4,646,912	Fannie Mae, 4.0%, 2/1/44	4,811,184
67,875	Fannie Mae, 4.0%, 6/1/44	70,222
85,365	Fannie Mae, 4.0%, 6/1/44	88,321
240,958	Fannie Mae, 4.0%, 7/1/44	249,254
4,544,407	Fannie Mae, 4.0%, 7/1/44	4,701,322
181,084	Fannie Mae, 4.0%, 8/1/44	187,296
210,153	Fannie Mae, 4.0%, 8/1/44	217,398
1,090,547	Fannie Mae, 4.0%, 8/1/44	1,127,982
3,298,941	Fannie Mae, 4.0%, 8/1/44	3,412,010
35,621	Fannie Mae, 4.0%, 9/1/44	36,847
275,620	Fannie Mae, 4.0%, 9/1/44	285,081
361,343	Fannie Mae, 4.0%, 9/1/44	373,765
6,093,099	Fannie Mae, 4.0%, 9/1/44	6,342,384
1,315,536	Fannie Mae, 4.0%, 10/1/44	1,360,111
85,672	Fannie Mae, 4.0%, 11/1/44	88,608
94,099	Fannie Mae, 4.0%, 11/1/44	97,324
180,201	Fannie Mae, 4.0%, 11/1/44	186,368
4,427,721	Fannie Mae, 4.0%, 11/1/44	4,579,472
34,386	Fannie Mae, 4.0%, 12/1/44	35,563
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
467,864	Fannie Mae, 4.0%, 12/1/44	$483,900
59,769	Fannie Mae, 4.0%, 1/1/45	61,589
183,505	Fannie Mae, 4.0%, 1/1/45	189,794
291,554	Fannie Mae, 4.0%, 1/1/45	301,502
44,961	Fannie Mae, 4.0%, 2/1/45	46,495
157,478	Fannie Mae, 4.0%, 2/1/45	163,001
335,690	Fannie Mae, 4.0%, 2/1/45	347,315
3,660,817	Fannie Mae, 4.0%, 3/1/45	3,785,540
2,659,505	Fannie Mae, 4.0%, 8/1/45	2,768,324
2,451,680	Fannie Mae, 4.0%, 10/1/45	2,535,335
3,696,172	Fannie Mae, 4.0%, 10/1/45	3,822,113
4,266,196	Fannie Mae, 4.0%, 10/1/45	4,411,729
61,157	Fannie Mae, 4.0%, 11/1/45	63,234
2,957,082	Fannie Mae, 4.0%, 11/1/45	3,057,835
7,418,599	Fannie Mae, 4.0%, 11/1/45	7,749,646
5,139,086	Fannie Mae, 4.0%, 12/1/45	5,314,438
2,060,932	Fannie Mae, 4.0%, 1/1/46	2,131,033
5,479,840	Fannie Mae, 4.0%, 2/1/46	5,670,875
1,418,884	Fannie Mae, 4.0%, 4/1/46	1,466,825
4,724,149	Fannie Mae, 4.0%, 6/1/46	4,883,755
5,094,656	Fannie Mae, 4.0%, 7/1/46	5,266,072
6,919,237	Fannie Mae, 4.0%, 7/1/46	7,152,007
3,896,879	Fannie Mae, 4.0%, 8/1/46	4,027,735
4,956,965	Fannie Mae, 4.0%, 8/1/46	5,123,460
1,419,971	Fannie Mae, 4.0%, 11/1/46	1,466,449
11,893,316	Fannie Mae, 4.0%, 1/1/47	12,273,329
398,789	Fannie Mae, 4.0%, 2/1/47	415,099
2,986,641	Fannie Mae, 4.0%, 4/1/47	3,101,442
3,067,713	Fannie Mae, 4.0%, 4/1/47	3,167,747
4,607,747	Fannie Mae, 4.0%, 4/1/47	4,784,868
519,300	Fannie Mae, 4.0%, 6/1/47	539,775
1,766,737	Fannie Mae, 4.0%, 6/1/47	1,836,397
2,855,972	Fannie Mae, 4.0%, 6/1/47	2,948,213
4,607,657	Fannie Mae, 4.0%, 6/1/47	4,758,088
8,342,910	Fannie Mae, 4.0%, 6/1/47	8,622,379
2,618,623	Fannie Mae, 4.0%, 7/1/47	2,721,874
2,768,976	Fannie Mae, 4.0%, 7/1/47	2,861,732
2,587,700	Fannie Mae, 4.0%, 8/1/47	2,674,381
4,831,199	Fannie Mae, 4.0%, 8/1/47	4,993,034
6,249,497	Fannie Mae, 4.0%, 12/1/47	6,455,639
8,658,288	Fannie Mae, 4.0%, 4/1/48	8,934,310
4,404	Fannie Mae, 4.5%, 11/1/20	4,479
65,379	Fannie Mae, 4.5%, 11/1/20	66,705
157,414	Fannie Mae, 4.5%, 10/1/35	166,232
393,260	Fannie Mae, 4.5%, 8/1/40	415,777
826,183	Fannie Mae, 4.5%, 8/1/40	873,494
1,406,496	Fannie Mae, 4.5%, 11/1/40	1,482,681
140,546	Fannie Mae, 4.5%, 12/1/40	148,590
546,689	Fannie Mae, 4.5%, 2/1/41	577,990
1,280,926	Fannie Mae, 4.5%, 4/1/41	1,354,169
67,176	Fannie Mae, 4.5%, 5/1/41	71,022
1,781,848	Fannie Mae, 4.5%, 5/1/41	1,883,865
2,351,163	Fannie Mae, 4.5%, 5/1/41	2,485,801
3,083,173	Fannie Mae, 4.5%, 5/1/41	3,277,672
877,094	Fannie Mae, 4.5%, 7/1/41	927,320
915,482	Fannie Mae, 4.5%, 7/1/41	967,906
1,164,359	Fannie Mae, 4.5%, 7/1/41	1,228,166
3,384,116	Fannie Mae, 4.5%, 1/1/42	3,577,783
4,307,756	Fannie Mae, 4.5%, 1/1/42	4,554,057
437,093	Fannie Mae, 4.5%, 11/1/43	460,448
3,069,266	Fannie Mae, 4.5%, 12/1/43	3,255,247
3,728,519	Fannie Mae, 4.5%, 12/1/43	3,928,190
5,988,065	Fannie Mae, 4.5%, 12/1/43	6,306,525
4,267,184	Fannie Mae, 4.5%, 1/1/44	4,495,648
2,412,049	Fannie Mae, 4.5%, 2/1/44	2,540,980
2,852,506	Fannie Mae, 4.5%, 2/1/44	3,005,191
4,690,382	Fannie Mae, 4.5%, 5/1/46	4,916,883
604,472	Fannie Mae, 4.5%, 1/1/47	633,089
429,057	Fannie Mae, 4.5%, 2/1/47	447,844
3,410,394	Fannie Mae, 4.5%, 2/1/47	3,569,501
6,930	Fannie Mae, 5.0%, 1/1/20	7,086
18,295	Fannie Mae, 5.0%, 1/1/20	18,706
2,316	Fannie Mae, 5.0%, 2/1/20	2,368
42,202	Fannie Mae, 5.0%, 10/1/20	43,149
3,861	Fannie Mae, 5.0%, 2/1/22	3,954
38,827	Fannie Mae, 5.0%, 2/1/22	39,699
42,812	Fannie Mae, 5.0%, 3/1/23	43,857
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
162,863	Fannie Mae, 5.0%, 5/1/23	$169,684
35,281	Fannie Mae, 5.0%, 7/1/34	36,549
147,561	Fannie Mae, 5.0%, 10/1/34	155,517
588,313	Fannie Mae, 5.0%, 2/1/39	632,889
447,178	Fannie Mae, 5.0%, 6/1/40	482,265
507,207	Fannie Mae, 5.0%, 6/1/40	546,826
347,854	Fannie Mae, 5.0%, 7/1/40	375,205
506,721	Fannie Mae, 5.0%, 7/1/40	546,563
780,805	Fannie Mae, 5.0%, 7/1/40	842,065
619,828	Fannie Mae, 5.0%, 8/1/40	668,564
2,258,015	Fannie Mae, 5.0%, 2/1/41	2,435,516
8,121,562	Fannie Mae, 5.0%, 12/1/44	8,755,857
47,890,000	Fannie Mae, 5.0%, 5/1/49 (TBA)	50,565,865
15,011	Fannie Mae, 5.5%, 9/1/19	14,998
15,125	Fannie Mae, 5.5%, 6/1/33	16,544
66,038	Fannie Mae, 5.5%, 7/1/33	72,245
415,553	Fannie Mae, 5.5%, 7/1/34	457,298
237,146	Fannie Mae, 5.5%, 3/1/36	260,576
82,933	Fannie Mae, 5.5%, 5/1/36	88,982
125,658	Fannie Mae, 5.5%, 6/1/36	138,213
44,722	Fannie Mae, 5.72%, 11/1/28	45,210
24,105	Fannie Mae, 5.72%, 6/1/29	24,133
20,406	Fannie Mae, 5.9%, 11/1/27	20,434
69,321	Fannie Mae, 5.9%, 4/1/28	70,618
641	Fannie Mae, 6.0%, 9/1/29	706
2,878	Fannie Mae, 6.0%, 1/1/32	3,169
10,490	Fannie Mae, 6.0%, 2/1/32	11,483
4,017	Fannie Mae, 6.0%, 3/1/32	4,431
2,715	Fannie Mae, 6.0%, 8/1/32	2,995
295	Fannie Mae, 6.0%, 9/1/32	325
35,537	Fannie Mae, 6.0%, 10/1/32	39,171
5,824	Fannie Mae, 6.0%, 2/1/33	6,272
51,610	Fannie Mae, 6.0%, 3/1/33	56,881
56,518	Fannie Mae, 6.0%, 4/1/33	60,870
74,684	Fannie Mae, 6.0%, 7/1/33	80,435
105,174	Fannie Mae, 6.0%, 7/1/33	114,010
24,066	Fannie Mae, 6.0%, 11/1/33	26,528
88,605	Fannie Mae, 6.0%, 8/1/34	97,708
4,853	Fannie Mae, 6.0%, 9/1/34	5,349
17,580	Fannie Mae, 6.0%, 9/1/34	19,201
28,296	Fannie Mae, 6.0%, 9/1/34	31,159
86,176	Fannie Mae, 6.0%, 9/1/34	93,440
8,775	Fannie Mae, 6.0%, 10/1/34	9,681
7,925	Fannie Mae, 6.0%, 11/1/34	8,743
116,516	Fannie Mae, 6.0%, 11/1/34	126,345
2,787	Fannie Mae, 6.0%, 2/1/35	3,072
6,289	Fannie Mae, 6.0%, 2/1/35	6,922
124,261	Fannie Mae, 6.0%, 4/1/35	137,892
18,709	Fannie Mae, 6.0%, 5/1/35	20,150
81,494	Fannie Mae, 6.0%, 10/1/35	87,769
150,528	Fannie Mae, 6.0%, 12/1/35	165,405
14,771	Fannie Mae, 6.0%, 12/1/37	16,076
166,382	Fannie Mae, 6.0%, 6/1/38	181,208
29,149	Fannie Mae, 6.0%, 7/1/38	31,654
6,074	Fannie Mae, 6.5%, 7/1/29	6,708
1,374	Fannie Mae, 6.5%, 1/1/31	1,518
1,729	Fannie Mae, 6.5%, 4/1/31	1,909
3,473	Fannie Mae, 6.5%, 5/1/31	3,835
62,304	Fannie Mae, 6.5%, 6/1/31	68,810
7,949	Fannie Mae, 6.5%, 8/1/31	8,779
3,023	Fannie Mae, 6.5%, 9/1/31	3,339
3,139	Fannie Mae, 6.5%, 9/1/31	3,467
2,494	Fannie Mae, 6.5%, 10/1/31	2,755
114,619	Fannie Mae, 6.5%, 12/1/31	126,588
4,282	Fannie Mae, 6.5%, 2/1/32	4,730
35,433	Fannie Mae, 6.5%, 3/1/32	39,133
77,302	Fannie Mae, 6.5%, 7/1/32	85,854
64,914	Fannie Mae, 6.5%, 10/1/32	71,692
26,936	Fannie Mae, 6.5%, 7/1/34	29,748
78,769	Fannie Mae, 6.5%, 11/1/37	89,525
20,295	Fannie Mae, 6.5%, 11/1/47	21,668
582	Fannie Mae, 7.0%, 12/1/30	600
6,079	Fannie Mae, 7.0%, 12/1/30	6,705
5,590	Fannie Mae, 7.0%, 4/1/31	6,495
6,906	Fannie Mae, 7.0%, 9/1/31	7,881
14,463	Fannie Mae, 7.0%, 12/1/31	14,718
13,053	Fannie Mae, 7.0%, 1/1/32	15,067
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
2,385,347	Federal Home Loan Mortgage Corp., 3.0%, 8/1/29	$2,416,716
2,226,800	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	2,256,128
898,951	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	899,444
5,805,616	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	5,808,803
683,953	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	684,329
1,729,997	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	1,730,947
1,928,378	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	1,929,437
1,452,761	Federal Home Loan Mortgage Corp., 3.0%, 5/1/45	1,451,759
1,165,423	Federal Home Loan Mortgage Corp., 3.0%, 8/1/45	1,162,995
4,689,861	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	4,689,533
3,732,650	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	3,720,826
1,269,931	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	1,267,482
1,897,927	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	1,891,474
5,452,678	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	5,434,981
760,589	Federal Home Loan Mortgage Corp., 3.0%, 3/1/47	757,767
357,553	Federal Home Loan Mortgage Corp., 3.0%, 7/1/47	356,143
194,497	Federal Home Loan Mortgage Corp., 3.5%, 3/1/26	199,164
1,378,378	Federal Home Loan Mortgage Corp., 3.5%, 4/1/42	1,408,730
2,457,930	Federal Home Loan Mortgage Corp., 3.5%, 8/1/43	2,511,645
5,975,641	Federal Home Loan Mortgage Corp., 3.5%, 7/1/44	6,091,634
688,509	Federal Home Loan Mortgage Corp., 3.5%, 8/1/44	701,874
513,485	Federal Home Loan Mortgage Corp., 3.5%, 9/1/44	525,398
2,100,558	Federal Home Loan Mortgage Corp., 3.5%, 10/1/44	2,140,359
100,840	Federal Home Loan Mortgage Corp., 3.5%, 11/1/44	102,688
5,510,399	Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	5,612,255
2,683,303	Federal Home Loan Mortgage Corp., 3.5%, 3/1/45	2,731,671
662,227	Federal Home Loan Mortgage Corp., 3.5%, 4/1/45	674,165
6,621,413	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	6,775,072
180,187	Federal Home Loan Mortgage Corp., 3.5%, 7/1/45	184,508
5,763,749	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	5,897,511
6,501,580	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	6,618,787
6,629,025	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	6,757,243
3,476,651	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	3,533,210
5,785,841	Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	5,879,376
5,875,578	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	6,008,752
8,372,080	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	8,566,380
8,737,255	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	8,917,467
10,542,854	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	10,775,220
3,467,453	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	3,525,491
10,178,063	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	10,410,670
2,075,233	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	2,109,870
658,580	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	671,475
1,909,131	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	1,940,407
3,809,268	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	3,871,870
8,979,076	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	9,126,178
8,381,538	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	8,518,416
10,142,735	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	10,306,811
3,447,255	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	3,503,017
4,578,063	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	4,652,825
3,230,966	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	3,283,220
6,672,305	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	6,780,214
8,136,267	Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	8,548,499
273,558	Federal Home Loan Mortgage Corp., 4.0%, 6/1/42	283,949
97,683	Federal Home Loan Mortgage Corp., 4.0%, 7/1/42	101,394
3,724,878	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	3,866,298
58,512	Federal Home Loan Mortgage Corp., 4.0%, 11/1/42	60,734
1,421,253	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	1,472,879
457,468	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	476,532
4,045,045	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	4,187,767
3,775,105	Federal Home Loan Mortgage Corp., 4.0%, 6/1/44	3,907,527
845,380	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	880,608
1,185,039	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	1,234,415
1,709,580	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	1,780,814
5,436,813	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	5,625,286
2,162,590	Federal Home Loan Mortgage Corp., 4.0%, 9/1/44	2,236,224
5,546,425	Federal Home Loan Mortgage Corp., 4.0%, 9/1/44	5,777,546
1,475,537	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	1,524,195
1,052,564	Federal Home Loan Mortgage Corp., 4.0%, 4/1/45	1,087,321
4,097,864	Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	4,232,777
1,546,469	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	1,597,303
224,877	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	231,466
454,223	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	468,718
3,543,217	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	3,658,486
4,360,228	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	4,502,184
3,970,965	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	4,099,532
55,667	Federal Home Loan Mortgage Corp., 4.0%, 10/1/46	57,299
1,157,832	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	1,195,334
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
2,072,876	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	$2,154,121
3,184,164	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	3,308,965
6,299,670	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	6,503,763
6,924,987	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	7,196,394
9,576,423	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	9,886,680
11,378,239	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	11,755,642
1,310,460	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	1,352,918
2,970,927	Federal Home Loan Mortgage Corp., 4.0%, 7/1/47	3,067,182
6,748,814	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	6,967,126
15,103	Federal Home Loan Mortgage Corp., 4.5%, 3/1/20	15,366
52,394	Federal Home Loan Mortgage Corp., 4.5%, 10/1/20	53,343
2,223,227	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	2,354,307
1,391,456	Federal Home Loan Mortgage Corp., 4.5%, 3/1/42	1,473,434
3,197,674	Federal Home Loan Mortgage Corp., 4.5%, 3/1/42	3,386,102
122,509	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	128,521
5,789,746	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	6,069,624
94,642	Federal Home Loan Mortgage Corp., 5.0%, 10/1/20	95,261
5,208	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	5,290
8,549	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	9,216
77,891	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	82,423
238,039	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	256,417
230,599	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	248,427
146,534	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	160,915
8,479	Federal Home Loan Mortgage Corp., 5.5%, 1/1/34	9,299
9,263	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	9,916
74,669	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	82,065
88,668	Federal Home Loan Mortgage Corp., 5.5%, 8/1/35	96,983
18,244	Federal Home Loan Mortgage Corp., 5.5%, 11/1/35	20,026
787,402	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	864,683
42,507	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	45,968
53,669	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	58,051
3,349	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	3,675
33,435	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	36,822
10,990	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	11,885
104,641	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	115,261
73,734	Federal Home Loan Mortgage Corp., 6.0%, 9/1/33	81,199
11,835	Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	13,033
29,598	Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	32,153
8,328	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	9,006
111,857	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	120,967
20,544	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	22,635
33,291	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	36,010
121,537	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	131,980
323,113	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	356,007
60,199	Federal Home Loan Mortgage Corp., 6.0%, 8/1/34	65,189
14,833	Federal Home Loan Mortgage Corp., 6.0%, 4/1/35	16,041
44,666	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	48,304
48,959	Federal Home Loan Mortgage Corp., 6.0%, 4/1/36	52,946
7,701	Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	8,484
31,803	Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	34,393
20,562	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	22,321
48,042	Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	52,938
54,020	Federal Home Loan Mortgage Corp., 6.0%, 7/1/38	58,894
291	Federal Home Loan Mortgage Corp., 6.5%, 11/1/30	322
143	Federal Home Loan Mortgage Corp., 6.5%, 1/1/31	159
320	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	355
1,175	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	1,301
4,746	Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	5,255
5,103	Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	5,673
485	Federal Home Loan Mortgage Corp., 6.5%, 8/1/31	539
3,641	Federal Home Loan Mortgage Corp., 6.5%, 8/1/31	4,031
122	Federal Home Loan Mortgage Corp., 6.5%, 6/1/32	135
8,068	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	9,159
106	Federal Home Loan Mortgage Corp., 6.5%, 1/1/33	117
25,857	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	29,534
7,918	Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	7,953
43,605	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	44,859
1,951	Federal Home Loan Mortgage Corp., 7.0%, 11/1/30	2,222
1,553	Federal Home Loan Mortgage Corp., 7.0%, 6/1/31	1,555
72,850	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	74,442
11,385,000	Government National Mortgage Association, 4.0%, 4/1/49 (TBA)	11,754,790
6,992,944	Government National Mortgage Association I, 3.5%, 11/15/41	7,179,153
5,372,948	Government National Mortgage Association I, 3.5%, 7/15/42	5,534,482
1,297,244	Government National Mortgage Association I, 3.5%, 10/15/42	1,334,434
782,087	Government National Mortgage Association I, 3.5%, 1/15/44	800,040
8,613,053	Government National Mortgage Association I, 3.5%, 1/15/45	8,803,037
2,376,492	Government National Mortgage Association I, 3.5%, 8/15/46	2,428,912
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
7,374	Government National Mortgage Association I, 4.0%, 5/15/39	$7,619
3,128	Government National Mortgage Association I, 4.0%, 6/15/39	3,250
5,095	Government National Mortgage Association I, 4.0%, 8/15/40	5,295
218,454	Government National Mortgage Association I, 4.0%, 8/15/40	225,731
5,333	Government National Mortgage Association I, 4.0%, 9/15/40	5,542
93,482	Government National Mortgage Association I, 4.0%, 9/15/40	96,596
5,237	Government National Mortgage Association I, 4.0%, 10/15/40	5,442
5,910	Government National Mortgage Association I, 4.0%, 11/15/40	6,107
30,981	Government National Mortgage Association I, 4.0%, 11/15/40	32,091
15,494	Government National Mortgage Association I, 4.0%, 1/15/41	16,101
52,116	Government National Mortgage Association I, 4.0%, 1/15/41	54,163
7,766	Government National Mortgage Association I, 4.0%, 2/15/41	8,072
47,371	Government National Mortgage Association I, 4.0%, 6/15/41	49,204
114,408	Government National Mortgage Association I, 4.0%, 7/15/41	118,870
2,122	Government National Mortgage Association I, 4.0%, 9/15/41	2,192
307,371	Government National Mortgage Association I, 4.0%, 9/15/41	319,329
5,335	Government National Mortgage Association I, 4.0%, 10/15/41	5,513
6,149	Government National Mortgage Association I, 4.0%, 10/15/41	6,368
3,186	Government National Mortgage Association I, 4.0%, 11/15/41	3,292
3,291	Government National Mortgage Association I, 4.0%, 11/15/41	3,409
5,096	Government National Mortgage Association I, 4.0%, 12/15/41	5,293
18,154	Government National Mortgage Association I, 4.0%, 2/15/42	18,858
206,383	Government National Mortgage Association I, 4.0%, 2/15/42	213,258
953,619	Government National Mortgage Association I, 4.0%, 8/15/43	990,912
18,688	Government National Mortgage Association I, 4.0%, 11/15/43	19,356
9,407	Government National Mortgage Association I, 4.0%, 3/15/44	9,779
159,497	Government National Mortgage Association I, 4.0%, 3/15/44	164,811
577,353	Government National Mortgage Association I, 4.0%, 3/15/44	596,588
3,173,221	Government National Mortgage Association I, 4.0%, 3/15/44	3,278,935
3,313	Government National Mortgage Association I, 4.0%, 4/15/44	3,423
22,527	Government National Mortgage Association I, 4.0%, 4/15/44	23,330
2,328,946	Government National Mortgage Association I, 4.0%, 4/15/44	2,406,533
316,751	Government National Mortgage Association I, 4.0%, 8/15/44	327,303
56,426	Government National Mortgage Association I, 4.0%, 9/15/44	58,322
190,935	Government National Mortgage Association I, 4.0%, 9/15/44	197,296
244,966	Government National Mortgage Association I, 4.0%, 9/15/44	253,127
423,419	Government National Mortgage Association I, 4.0%, 9/15/44	438,617
2,015,275	Government National Mortgage Association I, 4.0%, 9/15/44	2,082,412
75,749	Government National Mortgage Association I, 4.0%, 10/15/44	78,272
409,163	Government National Mortgage Association I, 4.0%, 11/15/44	422,794
1,594,506	Government National Mortgage Association I, 4.0%, 12/15/44	1,647,626
383,299	Government National Mortgage Association I, 4.0%, 1/15/45	398,365
1,108,420	Government National Mortgage Association I, 4.0%, 1/15/45	1,145,554
1,130,867	Government National Mortgage Association I, 4.0%, 1/15/45	1,168,541
1,950,901	Government National Mortgage Association I, 4.0%, 1/15/45	2,015,894
773,235	Government National Mortgage Association I, 4.0%, 2/15/45	798,995
1,301,918	Government National Mortgage Association I, 4.0%, 2/15/45	1,345,291
90,731	Government National Mortgage Association I, 4.0%, 3/15/45	93,753
1,493,959	Government National Mortgage Association I, 4.0%, 3/15/45	1,543,730
2,858,346	Government National Mortgage Association I, 4.0%, 4/15/45	2,954,107
1,379,246	Government National Mortgage Association I, 4.0%, 5/15/45	1,425,195
4,128,803	Government National Mortgage Association I, 4.0%, 6/15/45	4,266,351
579,827	Government National Mortgage Association I, 4.0%, 7/15/45	599,206
545,480	Government National Mortgage Association I, 4.0%, 8/15/45	564,972
145	Government National Mortgage Association I, 4.5%, 6/15/19	146
360	Government National Mortgage Association I, 4.5%, 8/15/19	363
2,834	Government National Mortgage Association I, 4.5%, 12/15/19	2,879
2,178	Government National Mortgage Association I, 4.5%, 4/15/20	2,197
151,556	Government National Mortgage Association I, 4.5%, 6/15/25	156,742
40,822	Government National Mortgage Association I, 4.5%, 7/15/33	42,719
136,222	Government National Mortgage Association I, 4.5%, 9/15/33	144,290
137,924	Government National Mortgage Association I, 4.5%, 10/15/33	143,594
144,490	Government National Mortgage Association I, 4.5%, 10/15/33	151,189
21,565	Government National Mortgage Association I, 4.5%, 2/15/34	22,523
15,033	Government National Mortgage Association I, 4.5%, 3/15/35	15,658
51,711	Government National Mortgage Association I, 4.5%, 3/15/35	53,873
19,519	Government National Mortgage Association I, 4.5%, 4/15/35	20,335
135,399	Government National Mortgage Association I, 4.5%, 4/15/35	141,646
9,468	Government National Mortgage Association I, 4.5%, 9/15/35	9,857
71,558	Government National Mortgage Association I, 4.5%, 10/15/35	74,926
46,240	Government National Mortgage Association I, 4.5%, 4/15/38	48,140
849,536	Government National Mortgage Association I, 4.5%, 12/15/39	893,545
301,594	Government National Mortgage Association I, 4.5%, 1/15/40	318,431
178,875	Government National Mortgage Association I, 4.5%, 9/15/40	188,204
662,780	Government National Mortgage Association I, 4.5%, 10/15/40	697,017
352,129	Government National Mortgage Association I, 4.5%, 4/15/41	369,923
721,943	Government National Mortgage Association I, 4.5%, 5/15/41	759,199
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
710,363	Government National Mortgage Association I, 4.5%, 6/15/41	$746,747
249,498	Government National Mortgage Association I, 4.5%, 7/15/41	262,373
727,161	Government National Mortgage Association I, 4.5%, 8/15/41	764,670
67	Government National Mortgage Association I, 5.0%, 7/15/19	67
2,234	Government National Mortgage Association I, 5.0%, 7/15/19	2,239
50,722	Government National Mortgage Association I, 5.0%, 7/15/33	54,355
56,927	Government National Mortgage Association I, 5.0%, 9/15/33	61,115
60,001	Government National Mortgage Association I, 5.0%, 4/15/34	64,406
344,942	Government National Mortgage Association I, 5.0%, 4/15/35	370,412
147,158	Government National Mortgage Association I, 5.0%, 7/15/40	154,547
1,607	Government National Mortgage Association I, 5.5%, 8/15/19	1,606
2,186	Government National Mortgage Association I, 5.5%, 8/15/19	2,186
5,167	Government National Mortgage Association I, 5.5%, 9/15/19	5,168
2,958	Government National Mortgage Association I, 5.5%, 10/15/19	2,960
16,153	Government National Mortgage Association I, 5.5%, 11/15/19	16,160
44,114	Government National Mortgage Association I, 5.5%, 1/15/29	47,204
9,205	Government National Mortgage Association I, 5.5%, 6/15/33	9,963
48,451	Government National Mortgage Association I, 5.5%, 7/15/33	53,235
51,072	Government National Mortgage Association I, 5.5%, 7/15/33	56,158
14,313	Government National Mortgage Association I, 5.5%, 8/15/33	15,738
23,464	Government National Mortgage Association I, 5.5%, 8/15/33	25,801
117,144	Government National Mortgage Association I, 5.5%, 8/15/33	128,620
40,793	Government National Mortgage Association I, 5.5%, 9/15/33	43,650
46,975	Government National Mortgage Association I, 5.5%, 9/15/33	50,308
40,259	Government National Mortgage Association I, 5.5%, 10/15/33	43,267
44,323	Government National Mortgage Association I, 5.5%, 10/15/33	48,747
242,071	Government National Mortgage Association I, 5.5%, 7/15/34	266,241
22,224	Government National Mortgage Association I, 5.5%, 10/15/34	24,049
286,441	Government National Mortgage Association I, 5.5%, 11/15/34	314,981
97,992	Government National Mortgage Association I, 5.5%, 1/15/35	107,688
18,359	Government National Mortgage Association I, 5.5%, 2/15/35	19,797
36,070	Government National Mortgage Association I, 5.5%, 2/15/35	38,612
29,253	Government National Mortgage Association I, 5.5%, 6/15/35	31,320
329,104	Government National Mortgage Association I, 5.5%, 7/15/35	366,200
39,932	Government National Mortgage Association I, 5.5%, 10/15/35	43,270
117,559	Government National Mortgage Association I, 5.5%, 10/15/35	129,331
28,186	Government National Mortgage Association I, 5.5%, 2/15/37	30,986
6,893	Government National Mortgage Association I, 5.72%, 4/15/29	7,377
3,870	Government National Mortgage Association I, 6.0%, 9/15/19	3,872
84,861	Government National Mortgage Association I, 6.0%, 12/15/23	89,650
6,946	Government National Mortgage Association I, 6.0%, 1/15/24	7,482
28,012	Government National Mortgage Association I, 6.0%, 4/15/28	30,980
114,923	Government National Mortgage Association I, 6.0%, 9/15/28	125,324
5,673	Government National Mortgage Association I, 6.0%, 10/15/28	6,153
48,632	Government National Mortgage Association I, 6.0%, 2/15/29	53,746
54,377	Government National Mortgage Association I, 6.0%, 2/15/29	58,808
51,136	Government National Mortgage Association I, 6.0%, 6/15/31	55,079
14,591	Government National Mortgage Association I, 6.0%, 11/15/31	16,138
956	Government National Mortgage Association I, 6.0%, 3/15/32	1,071
4,717	Government National Mortgage Association I, 6.0%, 8/15/32	5,218
52,118	Government National Mortgage Association I, 6.0%, 9/15/32	56,541
84,120	Government National Mortgage Association I, 6.0%, 9/15/32	90,607
119,426	Government National Mortgage Association I, 6.0%, 9/15/32	128,636
9,954	Government National Mortgage Association I, 6.0%, 10/15/32	10,722
27,679	Government National Mortgage Association I, 6.0%, 10/15/32	30,182
5,875	Government National Mortgage Association I, 6.0%, 11/15/32	6,329
6,308	Government National Mortgage Association I, 6.0%, 11/15/32	6,795
7,694	Government National Mortgage Association I, 6.0%, 12/15/32	8,288
8,232	Government National Mortgage Association I, 6.0%, 12/15/32	8,977
60,435	Government National Mortgage Association I, 6.0%, 12/15/32	65,096
110,100	Government National Mortgage Association I, 6.0%, 12/15/32	118,591
151,214	Government National Mortgage Association I, 6.0%, 12/15/32	162,875
160,216	Government National Mortgage Association I, 6.0%, 12/15/32	172,571
268,486	Government National Mortgage Association I, 6.0%, 12/15/32	289,641
18,409	Government National Mortgage Association I, 6.0%, 1/15/33	19,828
31,521	Government National Mortgage Association I, 6.0%, 1/15/33	34,529
111,213	Government National Mortgage Association I, 6.0%, 1/15/33	124,953
21,330	Government National Mortgage Association I, 6.0%, 2/15/33	23,961
64,165	Government National Mortgage Association I, 6.0%, 2/15/33	69,113
68,774	Government National Mortgage Association I, 6.0%, 2/15/33	77,014
96,378	Government National Mortgage Association I, 6.0%, 2/15/33	105,109
28,570	Government National Mortgage Association I, 6.0%, 3/15/33	30,774
39,597	Government National Mortgage Association I, 6.0%, 3/15/33	44,233
69,122	Government National Mortgage Association I, 6.0%, 3/15/33	77,670
71,429	Government National Mortgage Association I, 6.0%, 3/15/33	76,938
78,346	Government National Mortgage Association I, 6.0%, 3/15/33	88,010
95,392	Government National Mortgage Association I, 6.0%, 3/15/33	107,194
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
167,797	Government National Mortgage Association I, 6.0%, 3/15/33	$188,515
272,037	Government National Mortgage Association I, 6.0%, 3/15/33	304,731
13,882	Government National Mortgage Association I, 6.0%, 4/15/33	14,953
16,850	Government National Mortgage Association I, 6.0%, 4/15/33	18,149
32,951	Government National Mortgage Association I, 6.0%, 4/15/33	35,492
17,134	Government National Mortgage Association I, 6.0%, 5/15/33	18,455
102,328	Government National Mortgage Association I, 6.0%, 5/15/33	111,600
8,978	Government National Mortgage Association I, 6.0%, 6/15/33	10,090
12,406	Government National Mortgage Association I, 6.0%, 9/15/33	13,522
13,979	Government National Mortgage Association I, 6.0%, 9/15/33	15,056
40,427	Government National Mortgage Association I, 6.0%, 9/15/33	45,406
36,166	Government National Mortgage Association I, 6.0%, 10/15/33	40,374
90,432	Government National Mortgage Association I, 6.0%, 11/15/33	97,406
164,225	Government National Mortgage Association I, 6.0%, 3/15/34	183,910
37,840	Government National Mortgage Association I, 6.0%, 6/15/34	41,224
27,543	Government National Mortgage Association I, 6.0%, 8/15/34	30,933
42,803	Government National Mortgage Association I, 6.0%, 8/15/34	46,104
21,072	Government National Mortgage Association I, 6.0%, 9/15/34	23,576
35,794	Government National Mortgage Association I, 6.0%, 9/15/34	38,554
101,970	Government National Mortgage Association I, 6.0%, 9/15/34	113,752
43,671	Government National Mortgage Association I, 6.0%, 10/15/34	47,039
45,684	Government National Mortgage Association I, 6.0%, 10/15/34	49,207
95,719	Government National Mortgage Association I, 6.0%, 10/15/34	103,101
88,165	Government National Mortgage Association I, 6.0%, 11/15/34	96,194
615,206	Government National Mortgage Association I, 6.0%, 9/15/35	680,322
156,282	Government National Mortgage Association I, 6.0%, 8/15/36	172,748
102,546	Government National Mortgage Association I, 6.0%, 10/15/36	113,311
32,397	Government National Mortgage Association I, 6.0%, 11/15/37	35,808
31,024	Government National Mortgage Association I, 6.0%, 8/15/38	34,255
13,195	Government National Mortgage Association I, 6.5%, 10/15/24	14,128
3,813	Government National Mortgage Association I, 6.5%, 2/15/28	4,186
6,009	Government National Mortgage Association I, 6.5%, 4/15/28	6,597
31,957	Government National Mortgage Association I, 6.5%, 4/15/28	35,083
6,383	Government National Mortgage Association I, 6.5%, 6/15/28	7,133
5,382	Government National Mortgage Association I, 6.5%, 8/15/28	5,909
3,014	Government National Mortgage Association I, 6.5%, 10/15/28	3,308
12,869	Government National Mortgage Association I, 6.5%, 10/15/28	14,127
20,022	Government National Mortgage Association I, 6.5%, 1/15/29	21,981
902	Government National Mortgage Association I, 6.5%, 2/15/29	990
4,352	Government National Mortgage Association I, 6.5%, 2/15/29	4,778
11,073	Government National Mortgage Association I, 6.5%, 2/15/29	12,156
4,963	Government National Mortgage Association I, 6.5%, 3/15/29	5,449
6,137	Government National Mortgage Association I, 6.5%, 3/15/29	6,737
6,321	Government National Mortgage Association I, 6.5%, 3/15/29	6,939
16,000	Government National Mortgage Association I, 6.5%, 3/15/29	17,565
68,100	Government National Mortgage Association I, 6.5%, 3/15/29	74,761
1,627	Government National Mortgage Association I, 6.5%, 5/15/29	1,786
3,121	Government National Mortgage Association I, 6.5%, 5/15/29	3,427
42,723	Government National Mortgage Association I, 6.5%, 5/15/29	47,889
22,190	Government National Mortgage Association I, 6.5%, 6/15/29	24,360
43,740	Government National Mortgage Association I, 6.5%, 4/15/31	49,549
11,182	Government National Mortgage Association I, 6.5%, 5/15/31	12,658
12,191	Government National Mortgage Association I, 6.5%, 5/15/31	13,938
35,251	Government National Mortgage Association I, 6.5%, 5/15/31	38,699
5,724	Government National Mortgage Association I, 6.5%, 6/15/31	6,283
11,947	Government National Mortgage Association I, 6.5%, 7/15/31	13,116
32,540	Government National Mortgage Association I, 6.5%, 8/15/31	35,723
16,418	Government National Mortgage Association I, 6.5%, 9/15/31	18,024
4,417	Government National Mortgage Association I, 6.5%, 10/15/31	4,849
12,383	Government National Mortgage Association I, 6.5%, 10/15/31	13,594
53,749	Government National Mortgage Association I, 6.5%, 10/15/31	59,006
2,704	Government National Mortgage Association I, 6.5%, 11/15/31	2,969
40,134	Government National Mortgage Association I, 6.5%, 11/15/31	44,059
16,724	Government National Mortgage Association I, 6.5%, 1/15/32	18,360
71,628	Government National Mortgage Association I, 6.5%, 1/15/32	80,287
7,619	Government National Mortgage Association I, 6.5%, 2/15/32	8,364
12,436	Government National Mortgage Association I, 6.5%, 2/15/32	13,914
14,861	Government National Mortgage Association I, 6.5%, 2/15/32	17,066
18,730	Government National Mortgage Association I, 6.5%, 2/15/32	20,562
27,039	Government National Mortgage Association I, 6.5%, 2/15/32	30,946
9,594	Government National Mortgage Association I, 6.5%, 3/15/32	10,533
72,275	Government National Mortgage Association I, 6.5%, 3/15/32	79,549
4,378	Government National Mortgage Association I, 6.5%, 4/15/32	4,806
8,211	Government National Mortgage Association I, 6.5%, 4/15/32	9,014
8,520	Government National Mortgage Association I, 6.5%, 4/15/32	9,353
49,675	Government National Mortgage Association I, 6.5%, 4/15/32	56,394
3,315	Government National Mortgage Association I, 6.5%, 5/15/32	3,639
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
5,016	Government National Mortgage Association I, 6.5%, 5/15/32	$5,506
8,248	Government National Mortgage Association I, 6.5%, 5/15/32	9,355
8,644	Government National Mortgage Association I, 6.5%, 5/15/32	9,489
8,489	Government National Mortgage Association I, 6.5%, 6/15/32	9,319
9,377	Government National Mortgage Association I, 6.5%, 6/15/32	10,294
9,416	Government National Mortgage Association I, 6.5%, 6/15/32	10,337
8,142	Government National Mortgage Association I, 6.5%, 7/15/32	8,938
9,249	Government National Mortgage Association I, 6.5%, 7/15/32	10,154
95,715	Government National Mortgage Association I, 6.5%, 7/15/32	110,272
3,506	Government National Mortgage Association I, 6.5%, 8/15/32	3,848
28,006	Government National Mortgage Association I, 6.5%, 8/15/32	32,254
40,438	Government National Mortgage Association I, 6.5%, 8/15/32	44,394
14,539	Government National Mortgage Association I, 6.5%, 9/15/32	16,382
33,880	Government National Mortgage Association I, 6.5%, 9/15/32	37,194
35,970	Government National Mortgage Association I, 6.5%, 9/15/32	39,537
38,665	Government National Mortgage Association I, 6.5%, 10/15/32	42,447
38,759	Government National Mortgage Association I, 6.5%, 11/15/32	44,444
234,760	Government National Mortgage Association I, 6.5%, 12/15/32	270,487
2,516	Government National Mortgage Association I, 6.5%, 1/15/33	2,839
252,898	Government National Mortgage Association I, 6.5%, 1/15/33	290,818
28,476	Government National Mortgage Association I, 6.5%, 5/15/33	31,261
1,509	Government National Mortgage Association I, 6.5%, 10/15/33	1,656
2,705	Government National Mortgage Association I, 6.5%, 2/15/34	2,969
103,714	Government National Mortgage Association I, 6.5%, 6/15/34	113,858
3,756	Government National Mortgage Association I, 6.5%, 9/15/34	4,123
37,638	Government National Mortgage Association I, 6.5%, 4/15/35	41,319
6,056	Government National Mortgage Association I, 6.5%, 6/15/35	6,648
17,006	Government National Mortgage Association I, 6.5%, 7/15/35	18,669
60,538	Government National Mortgage Association I, 6.5%, 7/15/35	66,460
1,391	Government National Mortgage Association I, 6.75%, 4/15/26	1,527
11,611	Government National Mortgage Association I, 7.0%, 8/15/23	12,080
36,838	Government National Mortgage Association I, 7.0%, 9/15/24	39,574
14,200	Government National Mortgage Association I, 7.0%, 7/15/25	15,130
5,544	Government National Mortgage Association I, 7.0%, 11/15/26	6,080
13,495	Government National Mortgage Association I, 7.0%, 6/15/27	14,925
15,390	Government National Mortgage Association I, 7.0%, 1/15/28	16,595
12,388	Government National Mortgage Association I, 7.0%, 2/15/28	13,236
11,280	Government National Mortgage Association I, 7.0%, 3/15/28	11,449
4,597	Government National Mortgage Association I, 7.0%, 4/15/28	4,603
11,238	Government National Mortgage Association I, 7.0%, 7/15/28	12,160
951	Government National Mortgage Association I, 7.0%, 8/15/28	1,053
11,552	Government National Mortgage Association I, 7.0%, 11/15/28	13,123
31,129	Government National Mortgage Association I, 7.0%, 11/15/28	35,056
20,132	Government National Mortgage Association I, 7.0%, 4/15/29	20,561
22,454	Government National Mortgage Association I, 7.0%, 4/15/29	23,914
20,693	Government National Mortgage Association I, 7.0%, 5/15/29	20,987
3,112	Government National Mortgage Association I, 7.0%, 6/15/29	3,115
7,305	Government National Mortgage Association I, 7.0%, 7/15/29	7,966
39,954	Government National Mortgage Association I, 7.0%, 11/15/29	43,385
1,806	Government National Mortgage Association I, 7.0%, 12/15/30	1,830
5,754	Government National Mortgage Association I, 7.0%, 12/15/30	5,940
26,144	Government National Mortgage Association I, 7.0%, 12/15/30	29,905
35,152	Government National Mortgage Association I, 7.0%, 12/15/30	35,512
39,377	Government National Mortgage Association I, 7.0%, 1/15/31	39,691
4,875	Government National Mortgage Association I, 7.0%, 3/15/31	4,943
19,540	Government National Mortgage Association I, 7.0%, 6/15/31	22,645
2,379	Government National Mortgage Association I, 7.0%, 7/15/31	2,744
109,667	Government National Mortgage Association I, 7.0%, 8/15/31	126,955
10,830	Government National Mortgage Association I, 7.0%, 9/15/31	11,213
27,752	Government National Mortgage Association I, 7.0%, 9/15/31	30,437
7,517	Government National Mortgage Association I, 7.0%, 11/15/31	7,773
46,282	Government National Mortgage Association I, 7.0%, 3/15/32	50,661
41,336	Government National Mortgage Association I, 7.0%, 4/15/32	45,593
69,573	Government National Mortgage Association I, 7.0%, 5/15/32	81,569
5,046	Government National Mortgage Association I, 7.5%, 3/15/23	5,244
20,626	Government National Mortgage Association I, 7.5%, 10/15/23	21,740
1,149	Government National Mortgage Association I, 7.5%, 6/15/24	1,162
7,926	Government National Mortgage Association I, 7.5%, 8/15/25	7,995
3,488	Government National Mortgage Association I, 7.5%, 9/15/25	3,717
3,245	Government National Mortgage Association I, 7.5%, 12/15/25	3,296
539	Government National Mortgage Association I, 7.5%, 2/15/26	540
9,019	Government National Mortgage Association I, 7.5%, 2/15/27	9,696
23,743	Government National Mortgage Association I, 7.5%, 3/15/27	26,988
33,908	Government National Mortgage Association I, 7.5%, 10/15/27	37,084
13,877	Government National Mortgage Association I, 7.5%, 6/15/29	15,178
2,480	Government National Mortgage Association I, 7.5%, 8/15/29	2,506
7,455	Government National Mortgage Association I, 7.5%, 8/15/29	7,516
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
15,204	Government National Mortgage Association I, 7.5%, 9/15/29	$15,227
5,308	Government National Mortgage Association I, 7.5%, 10/15/29	5,445
7,368	Government National Mortgage Association I, 7.5%, 10/15/29	8,078
13,200	Government National Mortgage Association I, 7.5%, 2/15/31	13,307
14,594	Government National Mortgage Association I, 7.5%, 2/15/31	14,926
6,582	Government National Mortgage Association I, 7.5%, 3/15/31	6,723
40,419	Government National Mortgage Association I, 7.5%, 12/15/31	41,767
2,018	Government National Mortgage Association I, 7.75%, 2/15/30	2,038
256	Government National Mortgage Association I, 8.25%, 5/15/20	256
934	Government National Mortgage Association I, 8.5%, 8/15/21	936
86	Government National Mortgage Association I, 9.0%, 12/15/19	86
71	Government National Mortgage Association I, 9.0%, 9/15/21	71
1,234	Government National Mortgage Association I, 9.0%, 6/15/22	1,249
562,356	Government National Mortgage Association II, 3.5%, 3/20/45	574,701
496,511	Government National Mortgage Association II, 3.5%, 4/20/45	507,688
838,850	Government National Mortgage Association II, 3.5%, 4/20/45	857,799
1,112,731	Government National Mortgage Association II, 3.5%, 4/20/45	1,137,953
1,438,405	Government National Mortgage Association II, 3.5%, 3/20/46	1,473,633
6,226,110	Government National Mortgage Association II, 4.0%, 7/20/44	6,474,949
168,565	Government National Mortgage Association II, 4.0%, 9/20/44	175,305
1,452,007	Government National Mortgage Association II, 4.0%, 10/20/44	1,504,205
5,699,045	Government National Mortgage Association II, 4.0%, 10/20/46	5,905,347
2,031,727	Government National Mortgage Association II, 4.0%, 2/20/48	2,108,760
2,038,245	Government National Mortgage Association II, 4.0%, 4/20/48	2,115,560
51,575	Government National Mortgage Association II, 4.5%, 12/20/34	53,919
206,234	Government National Mortgage Association II, 4.5%, 1/20/35	215,672
32,917	Government National Mortgage Association II, 4.5%, 3/20/35	34,484
975,458	Government National Mortgage Association II, 4.5%, 9/20/41	1,027,036
5,099,947	Government National Mortgage Association II, 4.5%, 9/20/44	5,275,388
1,428,309	Government National Mortgage Association II, 4.5%, 10/20/44	1,503,161
2,978,615	Government National Mortgage Association II, 4.5%, 11/20/44	3,134,211
7,771,795	Government National Mortgage Association II, 4.5%, 2/20/48	8,093,443
2,095	Government National Mortgage Association II, 5.0%, 1/20/20	2,148
6,216	Government National Mortgage Association II, 5.5%, 10/20/19	6,216
143,368	Government National Mortgage Association II, 5.5%, 3/20/34	157,126
122,527	Government National Mortgage Association II, 5.5%, 4/20/34	134,253
88,547	Government National Mortgage Association II, 5.5%, 10/20/37	94,220
65,775	Government National Mortgage Association II, 5.75%, 6/20/33	69,701
22,735	Government National Mortgage Association II, 5.9%, 1/20/28	24,161
56,159	Government National Mortgage Association II, 5.9%, 7/20/28	59,255
517	Government National Mortgage Association II, 6.0%, 7/20/19	516
13,582	Government National Mortgage Association II, 6.0%, 10/20/31	14,941
66,212	Government National Mortgage Association II, 6.0%, 1/20/33	74,811
72,908	Government National Mortgage Association II, 6.0%, 10/20/33	82,326
41,435	Government National Mortgage Association II, 6.0%, 6/20/34	46,807
44,538	Government National Mortgage Association II, 6.45%, 7/20/32	47,845
77,925	Government National Mortgage Association II, 6.45%, 1/20/33	83,711
14,369	Government National Mortgage Association II, 6.5%, 1/20/24	14,947
30,127	Government National Mortgage Association II, 6.5%, 8/20/28	33,726
1,439	Government National Mortgage Association II, 6.5%, 2/20/29	1,629
567	Government National Mortgage Association II, 6.5%, 3/20/29	637
17,034	Government National Mortgage Association II, 6.5%, 4/20/29	19,142
9,447	Government National Mortgage Association II, 6.5%, 4/20/31	10,814
6,619	Government National Mortgage Association II, 6.5%, 6/20/31	7,582
30,892	Government National Mortgage Association II, 6.5%, 10/20/32	35,371
42,830	Government National Mortgage Association II, 6.5%, 3/20/34	49,336
4,782	Government National Mortgage Association II, 7.0%, 5/20/26	5,204
12,938	Government National Mortgage Association II, 7.0%, 8/20/27	14,524
14,603	Government National Mortgage Association II, 7.0%, 6/20/28	16,527
48,343	Government National Mortgage Association II, 7.0%, 11/20/28	54,812
50,114	Government National Mortgage Association II, 7.0%, 1/20/29	56,924
4,906	Government National Mortgage Association II, 7.0%, 2/20/29	5,564
1,450	Government National Mortgage Association II, 7.0%, 12/20/30	1,656
7,511	Government National Mortgage Association II, 7.0%, 1/20/31	8,710
3,706	Government National Mortgage Association II, 7.0%, 3/20/31	4,299
20,443	Government National Mortgage Association II, 7.0%, 7/20/31	23,773
8,084	Government National Mortgage Association II, 7.0%, 11/20/31	9,370
8,229	Government National Mortgage Association II, 7.5%, 5/20/30	9,683
2,559	Government National Mortgage Association II, 7.5%, 6/20/30	2,954
6,009	Government National Mortgage Association II, 7.5%, 7/20/30	6,777
8,688	Government National Mortgage Association II, 7.5%, 8/20/30	10,293
4,408	Government National Mortgage Association II, 7.5%, 12/20/30	5,171
14	Government National Mortgage Association II, 8.0%, 5/20/25	15
1,486	Government National Mortgage Association II, 9.0%, 3/20/22	1,489
203	Government National Mortgage Association II, 9.0%, 4/20/22	203
1,884	Government National Mortgage Association II, 9.0%, 11/20/24	1,888
480,857	Tennessee Valley Authority, 4.929%, 1/15/21	493,012
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
26,010,000(k)	U.S. Treasury Bills, 4/16/19	$25,984,342
65,860,000(k)	U.S. Treasury Bills, 4/23/19	65,763,835
20,750,000	U.S. Treasury Bonds, 3.0%, 2/15/49	21,498,945
14,000,000	U.S. Treasury Bonds, 3.125%, 5/15/48	14,844,922
29,507,537	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	28,338,617
62,945,604	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	62,241,410
74,601,422	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	75,983,874
63,158,288	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	64,449,141
20,000,000	U.S. Treasury Notes, 2.5%, 6/30/20	20,025,000
12,430,000	U.S. Treasury Notes, 2.875%, 5/15/28	12,911,177
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $1,587,262,014)	$1,576,453,647
	TEMPORARY CASH INVESTMENTS - 0.2% of Net Assets
	REPURCHASE AGREEMENTS - 0.2%
3,055,000	$3,055,000 RBC Capital Markets LLC, 2.6%, dated 3/31/19 plus accrued interest on 4/1/19 collateralized by the following: $130,733 Freddie Mac Giant, 4.5%, 1/1/49 $2,410,108 Federal National Mortgage Association, 5.0%, 8 /1/48 $575,934 Government National Mortgage Association, 4.0%, 12/20/44	$3,055,000
3,055,000	$3,055,000 ScotiaBank, 2.6%, dated 3/31/19 plus accrued interest on 4/1/19 collateralized by $3,116,776 Federal National Mortgage Association, 4.0%, 12/1/48	3,055,000
3,055,000	$3,055,000 TD Securities USA LLC, 2.6%, dated 3/31/19 plus accrued interest on 4/1/19 collateralized by $3,116,101 Federal National Mortgage Association, 3.5%, 12/1/46	3,055,000
3,055,000	$3,055,000 TD Securities USA LLC, 2.55%, dated 3/31/19 plus accrued interest on 4/1/19 collateralized by $3,116,101 Federal National Mortgage Association, 3.5%, 12/1/46	3,055,000
		$12,220,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $12,220,000)	$12,220,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 101.3%
	(Cost $5,346,982,603)	$5,359,688,953
	OTHER ASSETS AND LIABILITIES - (1.3)%	$(68,207,963)
	NET ASSETS - 100.0%	$5,291,480,990

bps	Basis Points.
CMT	Constant Maturity Treasury Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2019, the value of these securities amounted to $1,984,479,914, or 37.5% of net assets.

(TBA)	"To Be Announced" Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2019.

+	Security that used significant unobservable inputs to determine its value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2019.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2019.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at March 31, 2019.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Securities are restricted as to resale.
(g)	Non-income producing security.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	Represents a General Obligation Bond.
(j) (k)	This term loan will settle after March 31, 2019, at which time the interest rate will be determined. Security issued with a zero coupon. Income is recognized through accretion of discount.

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1,062	U.S. 2 Year Note (CBT)	6/28/19	$225,442,723	$226,305,563	$862,840
3,394	U.S. 5 Year Note (CBT)	6/28/19	389,275,552	393,120,656	3,845,104
239	U.S. Ultra Bond (CBT)	6/19/19	38,558,239	40,152,000	1,593,761
			$653,276,514	$659,578,219	$6,301,705

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1,548	U.S. 10 Year Note (CBT)	6/19/19	$189,292,050	$192,290,625	$(2,998,575)
1,956	U.S. 10 Year Ultra	6/19/19	254,081,344	259,720,125	(5,638,781)
342	U.S. Long Bond (CBT)	6/19/19	49,739,625	51,182,438	(1,442,813)
			$493,113,019	$503,193,188	$(10,080,169)

TOTAL FUTURES CONTRACTS			$160,163,495	$156,385,031	$(3,778,464)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index		Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
12,034,673	Markit CDX North America High Yield Index Series 31		Receive	5.00%	12/20/23	$186,297	$642,805	$829,102
27,000,000	Markit CDX North America High Yield Index Series 32		Receive	5.00%	6/20/24	1,774,353	71,547	1,845,900
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$1,960,650	$714,352	$2,675,002

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
2,851,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(8,072)	71,409	63,337
3,979,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	$(13,137)	$101,534	$88,397
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(21,209)	$172,943	$151,734
TOTAL SWAP CONTRACTS						$1,939,441	$887,295	$2,826,736

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$25,094,052	$–	$–	$25,094,052
Asset Backed Securities	–	593,687,594	–	593,687,594
Collateralized Mortgage Obligations	–	1,252,116,966	–	1,252,116,966
Corporate Bonds	–	1,542,109,689	–	1,542,109,689
Foreign Government Bonds	–	17,582,073	–	17,582,073
Insurance-Linked Securities
Catastrophe Linked Bonds
Multiperil - U.S.	–	21,903,415	1,252,000	23,155,415
Collateralized Reinsurance
Earthquakes - California	–	–	1,722,560	1,722,560
Hurricane - U.S.	–	–	27,120	27,120
Multiperil - Massachusetts	–	–	5,005,465	5,005,465
Multiperil - U.S.	–	–	428,960	428,960
Multiperil - U.S. Regional	–	–	990,000	990,000
Multiperil - Worldwide	–	–	8,101,736	8,101,736
Windstorm - Florida	–	–	1,532,265	1,532,265
Windstorm - U.S. Regional	–	–	1,273,098	1,273,098
Industry Loss Warranties
Multiperil - U.S.	–	–	3,980,337	3,980,337
Reinsurance Sidecars
All Natural Peril - Worldwide	–	–	7,862,041	7,862,041
Multiperil - U.S.	–	–	10,043,638	10,043,638
Multiperil - Worldwide	–	–	70,303,224	70,303,224
All Other Insurance-Linked Securities	–	39,709,405	–	39,709,405
Municipal Bonds	–	52,803,619	–	52,803,619
Senior Secured Floating Rate Loan Interests	–	113,486,049	–	113,486,049
U.S. Government and Agency Obligations	–	1,576,453,647	–	1,576,453,647
Repurchase Agreements	–	12,220,000	–	12,220,000
Total Investments in Securities	$25,094,052	$5,222,072,457	$112,522,444	$5,359,688,953
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(3,778,464)	$–	$–	$(3,778,464)
Swap contracts, at value	–	2,826,736	–	2,826,736
Total Other Financial Instruments	$(3,778,464)	$2,826,736	$–	$(951,728)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 6/30/18(a)	$ 107,644,478
Realized gain (loss)	(880,283)
Change in unrealized appreciation (depreciation)	(4,258,299)
Accrued discounts/premiums	(57,162)
Purchases	69,290,702
Sales	(59,216,992)
Transfers in to Level 3*	–
Transfers out of Level 3*	–
Balance as of 3/31/19	$ 112,522,444

(a) Securities were classified as Corporate Bonds on the June 30, 2018 financial statements.
*  Transfers are calculated on the beginning of period values. During the nine months ended March 31, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2019: $(4,604,575).